UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

1/31/11
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace – 1.7%
BE Aerospace, Inc., 8.5%, 2018	$12,742,000	$13,888,780
Bombardier, Inc., 7.75%, 2020 (n)	7,685,000	8,415,075

		$22,303,855

Airlines – 0.7%
American Airlines Pass-Through Trust, 6.817%, 2011	$6,831,000	$6,899,310
Continental Airlines, Inc., 7.25%, 2019	2,095,467	2,325,962

		$9,225,272

Asset-Backed & Securitized – 6.2%
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019 (z)	$3,128,003	$2,846,483
ARCap REIT, Inc., CDO, “G”, 6.077%, 2045 (z)	2,150,000	263,375
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	2,175,264	999,534
BlackRock Capital Finance LP, 7.75%, 2026 (n)	477,701	64,346
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	718,513	729,291
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,469,596	8,554,292
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	988,391	1,036,470
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	4,011,216
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,836,975
Commercial Mortgage Acceptance Corp., FRN, 1.969%, 2030 (i)	9,379,521	450,242
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	2,990,290	3,110,858
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	3,573,790
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,446,071	2,342,113
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	890,400	756,840
Falcon Franchise Loan LLC, FRN, 3.247%, 2025 (i)(z)	11,768,687	905,012
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,631,454	1,696,151
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	3,205,376	3,109,215
GMAC LLC, FRN, 6.02%, 2033 (z)	2,096,932	2,176,187
GMAC LLC, FRN, 7.685%, 2034 (n)	3,212,000	3,138,432
Greenwich Capital Commercial Funding Corp., FRN, 5.883%, 2038	2,125,000	2,209,062
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	7,520,498
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2042 (n)	4,734,928	2,420,668
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,467,768	1,562,028
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	9,792,112	10,346,222
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	3,651,630	3,085,627
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.062%, 2030 (i)	9,470,214	210,613
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,561,000	737,532
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	3,070,000	3,234,653
Morgan Stanley Capital I, Inc., FRN, 1.211%, 2030 (i)(n)	17,641,535	464,740
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	2,400,314	2,399,442
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	3,468,000	3,483,875
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,258,867	1,975,334

		$82,251,116

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$4,240,000	$4,542,973

Broadcasting – 1.7%
CBS Corp., 8.875%, 2019	$4,240,000	$5,332,796
CBS Corp., 5.75%, 2020	1,010,000	1,072,117
Inmarsat Finance PLC, 7.375%, 2017 (n)	6,896,000	7,327,000
News America, Inc., 8.5%, 2025	4,931,000	5,984,291
WPP Finance, 8%, 2014	2,744,000	3,193,882

		$22,910,086

Brokerage & Asset Managers – 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$5,138,000	$5,353,837

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 2.0%
CEMEX Espana S.A., 9.25%, 2020	$5,000,000	$5,093,750
CEMEX S.A.B. de C.V., 9%, 2018 (z)	311,000	318,775
Mohawk Industries, Inc., 6.125%, 2016	11,332,000	12,210,230
Owens Corning, Inc., 6.5%, 2016	7,893,000	8,644,193

		$26,266,948

Cable TV – 3.2%
Cablevision Systems Corp., 8%, 2020	$5,895,000	$6,396,075
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,936,083
DIRECTV Holdings LLC, 7.625%, 2016	10,380,000	11,521,800
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,598,599
Myriad International Holdings B.V., 6.375%, 2017 (n)	4,300,000	4,482,750
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,827,917
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,629,296
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,514,441
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,152,182

		$43,059,143

Chemicals – 3.7%
Ashland, Inc., 9.125%, 2017	$8,963,000	$10,430,691
Dow Chemical Co., 8.55%, 2019	10,554,000	13,174,220
Lyondell Chemical Co., 11%, 2018	12,490,000	14,238,600
Nalco Co., 8.25%, 2017	9,967,000	10,951,241

		$48,794,752

Computer Software – 0.9%
Seagate Technology HDD Holdings, 6.375%, 2011	$11,013,000	$11,260,793

Conglomerates – 0.2%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,248,075

Consumer Products – 1.4%
Hasbro, Inc., 6.35%, 2040	$7,446,000	$7,338,450
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,756,375
Whirlpool Corp., 8%, 2012	5,627,000	6,038,199

		$18,133,024

Consumer Services – 0.6%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,855,800
Service Corp. International, 7%, 2019	1,550,000	1,592,625

		$7,448,425

Containers – 1.8%
Crown Americas LLC, 7.625%, 2017	$11,644,000	$12,633,740
Greif, Inc., 6.75%, 2017	5,864,000	6,186,520
Owens-Illinois, Inc., 7.375%, 2016	4,150,000	4,513,125

		$23,333,385

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$7,642,000	$8,443,065

Electronics – 0.5%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,806,607
Tyco Electronics Group S.A., 7.125%, 2037	3,304,000	3,768,457

		$6,575,064

Emerging Market Quasi-Sovereign – 2.4%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$4,065,000	$4,156,463
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,278,250
Gaz Capital S.A., 5.092%, 2015 (n)	660,000	666,600

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$2,061,000	$2,568,521
Majapahit Holding B.V., 7.75%, 2020 (n)	3,549,000	3,979,316
Novatek Finance Ltd., 5.326%, 2016 (z)	505,000	506,119
Novatek Finance Ltd., 6.604%, 2021 (z)	251,000	251,436
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,974,420
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,609,066
Qtel International Finance Ltd., 3.375%, 2016 (n)	227,000	216,756
Qtel International Finance Ltd., 7.875%, 2019	1,539,000	1,831,005
VEB Finance Ltd., 6.902%, 2020 (n)	3,051,000	3,169,226
VTB Capital S.A., 6.465%, 2015 (n)	891,000	934,436
VTB Capital S.A., 6.551%, 2020 (n)	2,245,000	2,219,744

		$32,361,358

Energy - Independent – 4.1%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,470,960
Anadarko Petroleum Corp., 6.45%, 2036	4,296,000	4,190,572
Anadarko Petroleum Corp., 6.2%, 2040	3,600,000	3,427,805
Chesapeake Energy Corp., 6.875%, 2020	4,000,000	4,225,000
Newfield Exploration Co., 6.625%, 2016	10,285,000	10,644,975
Nexen, Inc., 7.5%, 2039	1,060,000	1,142,308
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,378,867
Pioneer Natural Resources Co., 7.5%, 2020	3,237,000	3,585,877
Southwestern Energy Co., 7.5%, 2018	10,149,000	11,557,174
Talisman Energy, Inc., 7.75%, 2019	1,930,000	2,369,004

		$53,992,542

Energy - Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$4,127,000	$4,160,045
Hess Corp., 8.125%, 2019	1,452,000	1,842,846

		$6,002,891

Financial Institutions – 2.6%
CIT Group, Inc., 7%, 2016	$7,500,000	$7,575,000
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,699,938
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,045,768
GMAC, Inc., 7.25%, 2011	3,680,000	3,691,040
International Lease Finance Corp., 8.75%, 2017 (n)	555,000	621,600
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,470,628
SLM Corp., 6.25%, 2016	7,889,000	7,903,847

		$35,007,821

Food & Beverages – 4.2%
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	$3,220,000	$3,712,216
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	4,630,000	5,715,781
Del Monte Foods Co., 7.5%, 2019	5,940,000	7,306,200
Kraft Foods, Inc., 6.125%, 2018	8,190,000	9,297,206
Kraft Foods, Inc., 6.5%, 2040	715,000	765,915
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,794,453
Tyson Foods, Inc., 7.35%, 2016	10,310,000	11,315,225
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,111,223

		$56,018,219

Food & Drug Stores – 0.3%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,778,006
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,254,305

		$4,032,311

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – 1.0%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$6,000,000	$6,390,000
Georgia-Pacific Corp., 5.4%, 2020 (n)	2,164,000	2,136,426
Inversiones CMPC S.A., 4.75%, 2018 (z)	4,391,000	4,325,772

		$12,852,198

Gaming & Lodging – 1.4%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,189,250
Wyndham Worldwide Corp., 6%, 2016	9,520,000	10,026,302

		$19,215,552

Insurance – 3.1%
Aflac, Inc., 6.45%, 2040	$6,236,000	$6,321,701
American International Group, Inc., 6.4%, 2020	8,000,000	8,535,704
ING Groep N.V., 5.775% to 2015, FRN to 2049	4,906,000	4,268,220
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	2,947,363
Principal Financial Group, Inc., 7.875%, 2014	200,000	230,364
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,667,826
Unum Group, 7.125%, 2016	4,500,000	5,094,738
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,703,791

		$41,769,707

Insurance - Health – 0.5%
Humana, Inc., 7.2%, 2018	$5,489,000	$6,244,687

Insurance - Property & Casualty – 2.0%
Aon Corp., 6.25%, 2040	$1,832,000	$1,858,284
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	5,974,632
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,814,764
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,948,280
CNA Financial Corp., 5.875%, 2020	6,010,000	6,030,398
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,399,589
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,048,000
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,839,305

		$25,913,252

Machinery & Tools – 0.9%
Case New Holland, Inc., 7.875%, 2017 (n)	$11,046,000	$12,274,868

Major Banks – 10.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,000,000	$1,445,000
Bank of America Corp., 3.7%, 2015	4,000,000	4,021,412
Bank of America Corp., 5.65%, 2018	4,060,000	4,228,782
Bank of America Corp., 5.49%, 2019	2,815,000	2,807,205
Bank of America Corp., 7.625%, 2019	2,800,000	3,228,733
Bank of America Corp., 5.625%, 2020	1,310,000	1,347,205
Bank of America Corp., 5.875%, 2021	1,700,000	1,779,822
Bank of America Corp., 8% to 2018, FRN to 2049	3,200,000	3,317,344
BB&T Corp., 3.95%, 2016	2,500,000	2,599,720
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	4,074,250
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,592,297
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,401,113
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,207,684
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	9,842,461
HSBC USA, Inc., 4.875%, 2020	7,140,000	6,951,961
JPMorgan Chase & Co., 6%, 2017	5,750,000	6,359,655
JPMorgan Chase Capital XXII, 6.45%, 2037	4,770,000	4,760,837
JPMorgan Chase Capital XXVII, 7%, 2039	1,239,000	1,298,183
Macquarie Group Ltd., 6%, 2020 (n)	6,000,000	5,995,644

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Macquarie Group Ltd., 6.25%, 2021 (z)	$1,500,000	$1,504,337
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,657,335
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,466,114
Morgan Stanley, 5.75%, 2016	5,924,000	6,350,415
Morgan Stanley, 6.625%, 2018	5,114,000	5,556,509
Morgan Stanley, 7.3%, 2019	3,930,000	4,374,892
Morgan Stanley, 5.75%, 2021	4,500,000	4,548,029
PNC Funding Corp., 5.625%, 2017	7,355,000	7,969,268
Royal Bank of Scotland PLC, 6.125%, 2021	6,760,000	6,717,520
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,559,172
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,899,045
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,160,000	2,970,255
Wachovia Corp., 6.605%, 2025	7,936,000	8,380,464
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,157,000	2,307,990

		$142,520,653

Medical & Health Technology & Services – 1.0%
Hospira, Inc., 6.05%, 2017	$5,884,000	$6,611,080
McKesson Corp., 5.7%, 2017	5,010,000	5,602,568
McKesson Corp., 7.5%, 2019	920,000	1,110,533

		$13,324,181

Metals & Mining – 5.4%
ArcelorMittal, 6.125%, 2018	$1,138,000	$1,210,627
ArcelorMittal, 9.85%, 2019	5,045,000	6,475,298
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	111,255
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	4,629,000	4,877,809
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	9,936,000	11,078,640
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	5,180,000	4,995,618
International Steel Group, Inc., 6.5%, 2014	6,119,000	6,768,024
Peabody Energy Corp., 5.875%, 2016	3,500,000	3,535,000
Peabody Energy Corp., 7.375%, 2016	8,530,000	9,553,600
Southern Copper Corp., 6.75%, 2040	8,946,000	9,116,439
Teck Resources Ltd., 10.75%, 2019	5,838,000	7,589,400
Vale Overseas Ltd., 6.875%, 2039	5,595,000	5,918,005

		$71,229,715

Mortgage - Backed – 0.1%
Fannie Mae, 7.5%, 2030 - 2031	$477,622	$548,821
Fannie Mae, 6.5%, 2032	964,904	1,089,265

		$1,638,086

Natural Gas - Pipeline – 4.5%
El Paso Pipeline Partners LP, 6.5%, 2020	$5,580,000	$6,026,863
Energy Transfer Partners LP, 8.5%, 2014	7,200,000	8,530,625
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,613,312
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,647,963
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,066,978
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,084,293
Enterprise Products Partners LP, FRN, 8.375%, 2066	2,791,000	3,014,280
Enterprise Products Partners LP, FRN, 7.034%, 2068	1,472,000	1,534,560
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,501,033
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,024,943
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,784,653
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,042,564
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	5,897,248

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Rockies Express Pipeline, 5.625%, 2020 (n)	$5,303,000	$5,218,518
Spectra Energy Capital LLC, 8%, 2019	5,750,000	6,975,636

		$59,963,469

Network & Telecom – 2.6%
CenturyLink, Inc., 7.6%, 2039	$8,240,000	$8,559,473
Qwest Corp., 7.875%, 2011	6,990,000	7,252,125
Telefonica Emisiones S.A.U., 5.134%, 2020	5,000,000	4,964,790
Verizon New York, Inc., 6.875%, 2012	3,370,000	3,588,976
Windstream Corp., 8.625%, 2016	10,000,000	10,600,000

		$34,965,364

Oils – 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$6,761,000	$6,733,956

Other Banks & Diversified Financials – 5.4%
American Express Centurion Bank, 5.55%, 2012	$3,943,000	$4,210,619
American Express Co., 8.125%, 2019	1,435,000	1,779,934
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	4,960,433
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	8,500,000	7,918,957
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,688,778
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,773,563
Citigroup, Inc., 6.125%, 2018	5,765,000	6,266,837
Citigroup, Inc., 5.375%, 2020	4,200,000	4,301,384
Citigroup, Inc., 8.125%, 2039	2,480,000	3,029,375
Discover Bank, 7%, 2020	8,164,000	8,939,115
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,474,474
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,318,000	1,367,070
Lloyds TSB Bank PLC, 4.875%, 2016	6,700,000	6,705,729
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	2,327,865
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	3,332,160

		$71,076,293

Pharmaceuticals – 0.8%
Celgene Corp., 2.45%, 2015	$3,438,000	$3,354,120
Mylan Laboratories, Inc., 7.625%, 2017 (n)	6,784,000	7,394,560

		$10,748,680

Pollution Control – 0.8%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,609,963
Republic Services, Inc., 5.25%, 2021	1,500,000	1,582,050

		$10,192,013

Printing & Publishing – 0.4%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,081,926
Pearson PLC, 4%, 2016 (n)	2,500,000	2,553,103

		$4,635,029

Railroad & Shipping – 0.2%
CSX Corp., 7.375%, 2019	$560,000	$676,300
Kansas City Southern, 7.375%, 2014	2,170,000	2,262,225

		$2,938,525

Real Estate – 2.5%
HCP, Inc., REIT, 5.375%, 2021	$7,560,000	$7,614,901
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,669,510
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,888,829
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	7,961,707

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
WEA Finance LLC, REIT, 6.75%, 2019 (n)	$7,693,000	$8,656,894

		$33,791,841

Retailers – 1.7%
Limited Brands, Inc., 7%, 2020	$5,120,000	$5,401,600
Macy’s, Inc., 6.625%, 2011	6,801,000	6,860,169
Staples, Inc., 7.75%, 2011	2,750,000	2,780,289
Staples, Inc., 9.75%, 2014	2,400,000	2,924,712
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,606,845

		$22,573,615

Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$5,751,755

Telecommunications - Wireless – 2.5%
American Tower Corp., 4.625%, 2015	$10,110,000	$10,582,359
American Tower Corp., 4.5%, 2018	5,760,000	5,720,774
Crown Castle International Corp., 7.75%, 2017 (n)	6,040,000	6,644,000
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,716,745
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,368,767
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,462,465
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,678,168
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,624,768

		$33,798,046

Telephone Services – 0.8%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,223,931
Frontier Communications Corp., 8.75%, 2022 (z)	5,991,000	6,754,853

		$10,978,784

Tobacco – 2.9%
Altria Group, Inc., 9.95%, 2038	$6,980,000	$9,355,273
BAT International Finance PLC, 9.5%, 2018 (n)	4,400,000	5,837,471
Lorillard Tobacco Co., 8.125%, 2019	11,201,000	12,114,442
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,781,783
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,232,354

		$38,321,323

Transportation - Services – 0.9%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,556,463
Erac USA Finance Co., 7%, 2037 (n)	10,118,000	10,842,499

		$12,398,962

Utilities - Electric Power – 3.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$4,390,000	$4,690,654
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,021,424
CMS Energy Corp., 6.25%, 2020	6,005,000	6,200,781
DPL, Inc., 6.875%, 2011	3,644,000	3,765,476
Duke Energy Corp., 5.65%, 2013	6,240,000	6,852,050
EDP Finance B.V., 6%, 2018 (n)	10,427,000	10,166,064
Enersis S.A., 7.375%, 2014	4,189,000	4,660,627
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,185,640
PSEG Power LLC, 5.32%, 2016	1,727,000	1,880,890
System Energy Resources, Inc., 5.129%, 2014 (z)	1,198,917	1,236,311
Waterford 3 Funding Corp., 8.09%, 2017	4,035,516	4,080,109

		$50,740,026

Total Bonds		$1,287,155,535

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – 0.3%
Automotive – 0.3%
Ford Motor Co., Term Loan B-1, 3.02%, 2013	$4,045,672	$4,052,979

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	8,045,207	$8,045,207

Total Investments		$1,299,253,721

Other Assets, Less Liabilities – 2.3%		29,959,565

Net Assets – 100.0%		$1,329,213,286

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $255,733,403, representing 19.2% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019	1/15/10	$2,247,286	$2,846,483
ARCap REIT, Inc., CDO, “G”, 6.077%, 2045	9/21/04	2,035,629	263,375
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	2,175,264	999,534
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	718,616	729,291
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10 - 9/16/10	8,478,004	8,554,292
CEMEX S.A.B. de C.V., 9%, 2018	1/04/11	309,034	318,775
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	988,391	1,036,470
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,993,371	2,342,113
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	844,417	756,840
Falcon Franchise Loan LLC, FRN, 3.247%, 2025	1/29/03	1,065,637	905,012
Frontier Communications Corp., 8.75%, 2022	11/04/10	7,010,397	6,754,853
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	3,109,250	3,109,215
GMAC LLC, FRN, 6.02%, 2033	3/20/02	2,096,932	2,176,187
Inversiones CMPC S.A., 4.75%, 2018	1/13/11	4,370,189	4,325,772
Macquarie Group Ltd., 6.25%, 2021	1/06/11	1,484,172	1,504,337
Novatek Finance Ltd., 5.326%, 2016	1/27/11	505,000	506,119
Novatek Finance Ltd., 6.604%, 2021	1/27/11	251,000	251,436
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	2,400,314	2,399,442
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	3,584,106	3,483,875
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,235,919	1,975,334
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,198,917	1,236,311

Total Restricted Securities			$46,475,066
% of Net Assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

8

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$32,361,358	$—	$32,361,358
Corporate Bonds	—	958,214,760	—	958,214,760
Residential Mortgage-Backed Securities	—	1,702,432	—	1,702,432
Commercial Mortgage-Backed Securities	—	60,256,841	—	60,256,841
Asset-Backed Securities (including CDOs)	—	21,929,929	—	21,929,929
Foreign Bonds	—	212,690,215	—	212,690,215
Floating Rate Loans	—	4,052,979	—	4,052,979
Mutual Funds	8,045,207	—	—	8,045,207

Total Investments	$8,045,207	$1,291,208,514	$—	$1,299,253,721

Other Financial Instruments
Swaps	$—	$(2,054,092)	$—	$(2,054,092)

For further information regarding security characteristics, see the Portfolio of Investments.

10

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,243,730,875

Gross unrealized appreciation	$73,055,733
Gross unrealized depreciation	(17,532,887)

Net unrealized appreciation (depreciation)	$55,522,846

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 1/31/11

Swap Agreements at 1/31/11

Expiration	Notional Amount	Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD 6,090,000	Merrill Lynch International	1.00	% (fixed rate)	(1)	$(2,054,092)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 9.375%, 2/15/11, a Ba3 rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,937,864	431,570,393	(433,463,050)	8,045,207

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62,087	$8,045,207

11

MFS® Limited Maturity Fund

1/31/11
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Asset-Backed & Securitized – 8.6%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,556,166
Bayview Commercial Asset Trust, FRN, 0.57%, 2035 (z)	1,418,272	1,100,855
Bayview Commercial Asset Trust, FRN, 0.53%, 2036 (z)	1,228,264	959,073
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	6,636,537	360,193
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,174,316
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,738,179	1,746,378
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	1,041,600	478,615
BMW Vehicle Lease Trust, 0.58%, 2012	3,700,000	3,701,206
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,083,662
Brascan Real Estate, CDO, FRN, 1.903%, 2040 (z)	1,526,000	1,068,200
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	383,856	389,614
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,522,000
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	4,120,000	4,161,200
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	3,500,000	3,500,467
Chrysler Financial Auto Securitization Trust, “A2”, 1.15%, 2011	1,795,759	1,797,662
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032 (i)(z)	16,843,517	297,116
Commercial Mortgage Pass-Through Certificates, FRN, 0.451%, 2017 (n)	3,400,000	3,271,222
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,531,462
Compagnie de Financement Foncier, FRN, 1.053%, 2012 (n)	4,700,000	4,695,089
Continental Airlines, Inc., FRN, 0.736%, 2011	252,536	246,854
Credit-Based Asset Servicing & Securitization LLC, 5.34%, 2037	2,830,000	1,325,530
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,080,880	1,058,221
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	4,000,000	2,213,828
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.762%, 2016 (z)	2,890,615	2,862,070
E*TRADE RV & Marine Trust, 3.62%, 2018	139,826	139,929
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	4,800,000	4,799,229
Gramercy Real Estate Ltd., CDO, FRN, 0.623%, 2035 (z)	2,018,428	1,614,742
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,137,646
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,570,000	1,594,021
Hyundai Auto Receivables Trust, “A2”, 1.11%, 2012	600,281	600,610
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,520,000	2,522,754
IMPAC CMB Trust, FRN, 1%, 2034	429,142	387,921
IMPAC CMB Trust, FRN, 1.18%, 2034	451,728	304,411
IMPAC Secured Assets Corp., FRN, 0.61%, 2036	1,506,086	1,316,592
Interstar Millennium Trust, FRN, 0.702%, 2036	553,006	540,420
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	5,089,470
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.318%, 2037	5,000,000	5,109,434
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,338,717
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.369%, 2035 (i)	4,772,780	251,040
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037	2,117,592	651,687
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	3,872,548	3,882,664
Morgan Stanley Capital I, Inc., FRN, 1.145%, 2031 (i)(z)	1,696,214	39,379
Nationslink Funding Corp., FRN, 1.43%, 2030 (i)	3,445,062	85,287
Nissan Auto Lease Trust, “A2”, 1.22%, 2011	309,993	310,075
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	4,067,000	4,069,028
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	911,279
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,582,740	1,636,463
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	156,368	156,180
Stadshypotek AB, 0.853%, 2013 (n)	4,200,000	4,194,393
Structured Asset Securities Corp., FRN, 4.67%, 2035	153,940	153,949
Structured Asset Securities Corp., FRN, 0.5%, 2035	56,001	54,920
Thornburg Mortgage Securities Trust, FRN, 0.94%, 2043	1,927,422	1,820,922
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	6,105,418

		$106,919,579

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.4%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,117,607
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,808,042
BMW US Capital LLC, 4.25%, 2011	1,900,000	1,944,029
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,307,741
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	1,500,000	1,544,447
Toyota Motor Credit Corp., 5.125%, 2011	3,246,000	3,338,579
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,313,445

		$17,373,890

Broadcasting – 0.2%
NBC Universal, Inc., 2.1%, 2014 (n)	$2,100,000	$2,090,880

Brokerage & Asset Managers – 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,874,351
Franklin Resources, Inc., 2%, 2013	3,290,000	3,331,164
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,607,646

		$9,813,161

Building – 0.5%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,496,747
Lafarge S.A., 6.15%, 2011	4,410,000	4,511,196

		$6,007,943

Cable TV – 0.9%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,460,634
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,216,711
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,727,276

		$11,404,621

Chemicals – 1.6%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$7,006,323
Potash Corp. of Saskatchewan, Inc., 7.75%, 2011	4,032,000	4,126,857
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,494,419
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,633,760

		$20,261,359

Computer Software – 0.7%
Adobe Systems, Inc., 3.25%, 2015	$3,785,000	$3,861,881
Oracle Corp., 3.75%, 2014	4,430,000	4,720,976

		$8,582,857

Conglomerates – 0.5%
Eaton Corp., 4.9%, 2013	$2,000,000	$2,161,492
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	2,575,000	2,860,833
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,233,462

		$6,255,787

Consumer Products – 1.8%
Clorox Co., 5%, 2013	$5,850,000	$6,253,644
Mattel, Inc., 6.125%, 2011	2,250,000	2,289,816
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,686,507
Phillips Electronics N.V., 7.25%, 2013	400,000	456,208
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,247,062
Whirlpool Corp., 8%, 2012	3,511,000	3,767,570

		$21,700,807

Consumer Services – 0.7%
Ebay Inc., 0.875%, 2013	$3,050,000	$3,026,896
Western Union Co., 5.4%, 2011	5,500,000	5,701,327

		$8,728,223

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$3,495,000	$3,665,011
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,240,000	2,405,260

		$6,070,271

Electronics – 0.5%
Broadcom Corp., 1.5%, 2013 (z)	$1,400,000	$1,393,787
Tyco Electronics Ltd., 6%, 2012	4,751,000	5,101,153

		$6,494,940

Emerging Market Quasi-Sovereign – 2.0%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$959,212
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,813,487
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,576,075
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,512,154
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,678,293
Petrobras International Finance Co., 3.875%, 2016	3,624,000	3,658,356
Qtel International Finance Ltd., 6.5%, 2014 (n)	2,365,000	2,601,247
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,499,000	2,705,167

		$24,503,991

Emerging Market Sovereign – 0.4%
State of Qatar, 5.15%, 2014	$3,000,000	$3,232,500
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,711,070

		$4,943,570

Energy - Independent – 0.4%
Encana Corp., 6.3%, 2011	$3,200,000	$3,333,002
Encana Holdings Finance Corp., 5.8%, 2014	1,535,000	1,710,385

		$5,043,387

Energy - Integrated – 3.0%
BP Capital Markets PLC, 3.125%, 2015	$5,300,000	$5,370,093
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,346,879
ConocoPhillips, 5.5%, 2013	1,700,000	1,860,203
ConocoPhillips, 4.75%, 2014	1,740,000	1,901,147
Hess Corp., 7%, 2014	3,740,000	4,296,018
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,282,895
Petro-Canada, 5%, 2014	2,950,000	3,235,238
Royal Dutch Shell PLC, 3.1%, 2015	5,780,000	5,963,908
Statoil A.S.A., 2.9%, 2014	4,380,000	4,536,506
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	2,106,350
TOTAL S.A., 3%, 2015	2,810,000	2,883,973

		$37,783,210

Financial Institutions – 2.1%
General Electric Capital Corp., 5.45%, 2013	$600,000	$646,593
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,943,074
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,038,439
General Electric Capital Corp., FRN, 0.383%, 2011	2,230,000	2,230,781
General Electric Capital Corp., FRN, 0.417%, 2012	1,570,000	1,560,759
General Electric Capital Corp., FRN, 1.153%, 2014	6,000,000	6,018,960
International Lease Finance Corp., 5.35%, 2012	3,340,000	3,418,490
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,476,210
ORIX Corp., 5.48%, 2011	3,240,000	3,349,120

		$25,682,426

Food & Beverages – 5.5%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,065,384

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	$3,760,000	$4,334,761
Anheuser-Busch InBev S.A. FRN, 1.033%, 2013	2,000,000	2,018,774
Brown-Forman Corp., 5.2%, 2012	3,780,000	3,960,499
Cargill, Inc., 6.375%, 2012 (n)	350,000	373,443
Cargill, Inc., 5.2%, 2013 (n)	3,400,000	3,660,335
Coca Cola Co., 0.75%, 2013	1,570,000	1,551,243
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,431,060
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,440,697
Dr. Pepper Snapple Group, Inc., 1.7%, 2011	3,160,000	3,187,527
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,291,610
General Mills, Inc., 5.25%, 2013	2,100,000	2,306,231
H.J. Heinz Co., 6.625%, 2011	1,670,000	1,714,978
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,642,629
Kellogg Co., 6.6%, 2011	3,850,000	3,889,651
Kraft Foods, Inc., 6.25%, 2012	1,031,000	1,101,062
Kraft Foods, Inc., 2.625%, 2013	2,000,000	2,060,992
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,254,083
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,753,023
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,208,905
Pepsico, Inc., 0.875%, 2013	1,800,000	1,782,014
SABMiller PLC, 6.2%, 2011 (n)	1,050,000	1,073,181
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	6,163,000	6,200,483

		$68,302,565

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,301,618
CVS Caremark Corp., 3.25%, 2015	2,372,000	2,419,639

		$4,721,257

Gaming & Lodging – 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,538,306

Industrial – 0.8%
Cornell University, 4.35%, 2014	$3,070,000	$3,314,955
Duke University Taxable Bonds, “A”, 4.2%, 2014	1,560,000	1,692,054
President & Fellows Harvard College, 5%, 2014 (n)	2,300,000	2,530,736
Steelcase, Inc., 6.5%, 2011	2,114,000	2,169,163

		$9,706,908

Insurance – 3.2%
Aflac, Inc., 3.45%, 2015	$3,840,000	$3,954,086
American International Group, Inc., 3.65%, 2014	2,670,000	2,747,174
ING Bank N.V., FRN, 0.933%, 2012 (n)	2,250,000	2,248,497
Lincoln National Corp., 4.3%, 2015	2,060,000	2,125,226
Metlife, Inc., FRN, 1.536%, 2013	5,570,000	5,656,725
Metropolitan Life Global Funding, 2.875%, 2012 (n)	2,120,000	2,171,240
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,250,000	2,419,794
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,582,843
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,577,733
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	774,002
Pricoa Global Funding, FRN, 0.404%, 2012 (n)	2,970,000	2,955,206
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,455,457
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,835,970
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,871,994

		$39,375,947

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 1.2%
Aetna, Inc., 7.875%, 2011	$3,915,000	$3,937,684
Aetna, Inc., 5.75%, 2011	2,350,000	2,393,931
Unitedhealth Group, Inc., 4.875%, 2013	4,500,000	4,808,610
WellPoint, Inc., 6.8%, 2012	3,580,000	3,881,074

		$15,021,299

Insurance - Property & Casualty – 0.9%
ACE INA Holdings, Inc., 2.6%, 2015	$2,000,000	$1,972,458
Allstate Corp., 6.2%, 2014	1,490,000	1,687,459
Aon Corp., 3.5%, 2015	3,200,000	3,225,485
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,749,634
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	633,439

		$11,268,475

International Market Quasi-Sovereign – 10.8%
Achmea Hypotheekbank N.V., FRN, 0.636%, 2014 (n)	$2,500,000	$2,488,003
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,410,064
Bank of England, 2.375%, 2012 (n)	2,400,000	2,451,168
Bank of Ireland, 2.75%, 2012 (n)	2,190,000	2,094,229
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,983,277
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,081,436
Danske Bank A/S, FRN, 0.634%, 2012 (n)	5,170,000	5,160,182
Dexia Credit Local, FRN, 0.953%, 2011 (n)	7,370,000	7,387,179
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	3,908,686
Electricite de France PLC, 5.5%, 2014 (n)	3,910,000	4,313,004
Finance for Danish Industry A.S., FRN, 0.534%, 2012 (n)	3,790,000	3,810,576
Finance for Danish Industry A.S., FRN, 0.533%, 2012 (n)	2,590,000	2,589,404
Finance for Danish Industry A.S., FRN, 0.672%, 2013 (n)	3,500,000	3,496,010
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,863,282
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,962,175
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	4,801,461
Japan Finance Corp., 2%, 2011	3,680,000	3,704,119
KfW Bankengruppe, 1.875%, 2011	2,870,000	2,875,924
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,963,294
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,268,031
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	974,236
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,330,024
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,641,211
Lloyds TSB Bank PLC, FRN, 1.303%, 2012 (n)	4,330,000	4,375,214
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,734,203
National Australia Bank Ltd., 2.55%, 2012 (n)	1,950,000	1,984,638
Nationwide Building Society, FRN, 0.464%, 2012 (n)	7,000,000	6,989,563
Royal Bank of Scotland PLC, FRN, 0.986%, 2012 (n)	5,406,000	5,441,144
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,974,574
Swedbank AB, 2.8%, 2012 (n)	780,000	798,058
Swedish Export Credit Corp., FRN, 1.036%, 2014	8,640,000	8,797,386
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,866,852
Vestjysk Bank A/S, FRN, 0.852%, 2013 (n)	2,940,000	2,963,008
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,561,167

		$134,042,782

International Market Sovereign – 1.0%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,490,783
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,654,761
Kingdom of Spain, 3.625%, 2013	6,790,000	6,879,798

		$12,025,342

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.8%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,765,920
Province of Ontario, 5%, 2011	5,000,000	5,161,730
Province of Ontario, 2.625%, 2012	1,050,000	1,071,079

		$9,998,729

Major Banks – 10.7%
ABN Amro Bank N.V., FRN, 1%, 2014 (z)	$4,850,000	$4,840,184
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,336,352
ANZ National (International) Ltd., 1.304%, 2013 (n)	1,580,000	1,577,761
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,673,250
Bank of America Corp., 7.375%, 2014	1,075,000	1,223,119
Bank of America Corp., 4.5%, 2015	1,000,000	1,037,870
Bank of New York Mellon Corp., 4.3%, 2014	2,010,000	2,169,280
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,154,957
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,955,512
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,132,027
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,973,267
Barclays Bank PLC, FRN, 1.343%, 2014	2,360,000	2,373,641
BB&T Corp., 3.85%, 2012	5,080,000	5,280,015
BNP Paribas, 2.125%, 2012	3,250,000	3,301,857
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,793,735
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	3,014,568
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,253,838
Credit Suisse New York, 5.5%, 2014	4,630,000	5,093,718
Credit Suisse New York, FRN, 1.263%, 2014	3,000,000	3,013,875
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,369,802
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,861,720
ING Bank N.V., 1.623%, 2013 (n)	4,750,000	4,743,569
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,607,814
JPMorgan Chase & Co., FRN, 0.938%, 2013	4,000,000	4,020,996
JPMorgan Chase & Co., FRN, 1.103%, 2014	2,110,000	2,112,462
KeyCorp, 3.75%, 2015	3,850,000	3,900,169
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,507,285
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	4,002,571
Morgan Stanley, 6.75%, 2011	3,920,000	3,967,506
Morgan Stanley, 1.903%, 2014	3,290,000	3,304,265
Morgan Stanley, 6%, 2014	2,060,000	2,253,879
Morgan Stanley, 6%, 2015	3,290,000	3,563,060
PNC Funding Corp., 3.625%, 2015	2,300,000	2,379,504
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,476,325
Societe Generale North America, Inc., 0.66%, 2012	6,180,000	6,178,770
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,839,304
State Street Corp., 4.3%, 2014	3,750,000	4,038,454
Wachovia Corp., 5.5%, 2013	2,250,000	2,445,030
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,796,495
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,426,005

		$131,993,811

Medical & Health Technology & Services – 0.5%
CareFusion Corp., 4.125%, 2012	$1,490,000	$1,550,513
Covidien International Finance SA, 5.45%, 2012	1,896,000	2,038,507
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,947,812

		$6,536,832

Metals & Mining – 0.8%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,022,686

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
ArcelorMittal, 3.75%, 2015	$2,250,000	$2,276,534
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,503,226
International Steel Group, Inc., 6.5%, 2014	2,710,000	2,997,442
Vale Inco Ltd., 7.75%, 2012	420,000	449,558

		$10,249,446

Mortgage-Backed – 3.8%
Fannie Mae, 5.899%, 2011	$1,203,989	$1,212,908
Fannie Mae, 6.119%, 2011	998,847	1,006,641
Fannie Mae, 5.07%, 2013	1,782,971	1,909,863
Fannie Mae, 5.5%, 2014 - 2026	4,930,759	5,298,674
Fannie Mae, 7%, 2015 - 2016	856,308	939,687
Fannie Mae, 4%, 2016	171,913	172,419
Fannie Mae, 4.5%, 2016 - 2023	5,944,038	6,236,517
Fannie Mae, 5.724%, 2016	2,130,070	2,318,710
Fannie Mae, 6.5%, 2016 - 2017	1,855,388	2,034,896
Fannie Mae, 6%, 2017	2,140,492	2,338,895
Fannie Mae, 5%, 2018	2,135,274	2,288,784
Fannie Mae, 5%, 2023 (f)	3,903,748	4,148,190
Fannie Mae, FRN, 2.5%, 2033	1,239,140	1,300,438
Fannie Mae, FRN, 2.575%, 2033	202,884	210,978
Fannie Mae, FRN, 2.71%, 2033	140,534	145,322
Freddie Mac, 7.5%, 2015	284,332	310,548
Freddie Mac, 6%, 2016 - 2017	1,585,812	1,728,688
Freddie Mac, 5.5%, 2017 - 2025	5,673,652	6,146,228
Freddie Mac, 5%, 2018 - 2028	7,013,018	7,404,777
Freddie Mac, 4.5%, 2026	58,822	58,799
Ginnie Mae, 7.5%, 2011	2,218	2,222
Ginnie Mae, FRN, 2.625%, 2032	205,015	212,203

		$47,426,387

Natural Gas - Pipeline – 1.9%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,510,116
Energy Transfer Partners LP, 5.65%, 2012	2,750,000	2,907,933
Energy Transfer Partners LP, 8.5%, 2014	2,500,000	2,962,023
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,470,168
Enterprise Products Operating LP, 3.2%, 2016	740,000	743,696
Kinder Morgan Energy Partners, 5.85%, 2012	3,000,000	3,220,911
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,249,519

		$23,064,366

Network & Telecom – 2.6%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,581,368
British Telecommunications PLC, 5.15%, 2013	799,000	852,758
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,699,113
Deutsche Telekom International Finance B.V., 5.375%, 2011	4,500,000	4,530,785
France Telecom, 4.375%, 2014	2,390,000	2,576,026
France Telecom, 2.125%, 2015	1,900,000	1,856,469
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,981,193
Telefonica Emisiones S.A.U., 5.984%, 2011	3,300,000	3,363,934
TELUS Corp., 8%, 2011	2,458,000	2,515,827
Verizon Communications, Inc, 5.25%, 2013	2,770,000	3,011,541
Verizon New England, Inc., 6.5%, 2011	2,020,000	2,091,344
Verizon Wireless Capital LLC, FRN, 2.884%, 2011	3,750,000	3,779,392

		$31,839,750

7

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.2%
Noble Corp., 3.45%, 2015	$2,270,000	$2,330,452

Oils – 0.3%
Premcor Refing Group, Inc., 6.125%, 2011	$3,514,000	$3,555,732

Other Banks & Diversified Financials – 4.1%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$3,064,793
American Express Centurion Bank, 5.5%, 2013	1,240,000	1,333,616
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,409,393
Banco Santander Chile, FRN, 1.303%, 2011 (n)	1,350,000	1,349,545
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	3,100,000	2,992,194
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012 (z)	531,250	524,099
Capital One Financial Corp., 5.7%, 2011	3,130,000	3,219,615
Citigroup, Inc., 5.5%, 2013	4,770,000	5,109,056
Citigroup, Inc., 6.375%, 2014	2,380,000	2,656,351
Citigroup, Inc., 6.01%, 2015	1,880,000	2,071,222
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	4,660,000	4,668,248
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,781,299
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	4,011,389
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,046,250
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,569,970
UBS AG, 2.25%, 2013	4,000,000	4,032,900
Woori Bank, FRN, 0.662%, 2011	2,000,000	1,975,216

		$50,815,156

Pharmaceuticals – 2.8%
AstraZeneca PLC, 5.4%, 2012	$1,210,000	$1,300,438
Celgene Corp., 2.45%, 2015	5,312,000	5,182,398
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,524,040
GlaxoSmithKline PLC, 4.85%, 2013	532,000	576,620
Novartis AG, 1.9%, 2013	2,000,000	2,041,722
Novartis AG, 4.125%, 2014	3,600,000	3,867,444
Pfizer, Inc., 4.45%, 2012	3,740,000	3,899,279
Roche Holding, Inc., 5%, 2014 (n)	8,209,000	8,991,851
Wyeth, 6.95%, 2011	3,260,000	3,285,539
Wyeth, 5.5%, 2014	3,400,000	3,779,685

		$34,449,016

Printing & Publishing – 0.6%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,337,717
Pearson PLC, 5.5%, 2013 (n)	780,000	841,400
Reed Elsevier Capital, 6.75%, 2011	1,180,000	1,215,900

		$7,395,017

Railroad & Shipping – 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,429,788

Real Estate – 1.2%
HCP Inc., REIT, 2.7%, 2014	$2,750,000	$2,771,178
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,727,011
ProLogis, REIT, 5.5%, 2012	3,440,000	3,539,106
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,052,173
WEA Finance LLC, REIT, 5.4%, 2012 (n)	3,500,000	3,712,915

		$14,802,383

Restaurants – 0.2%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$2,957,049

8

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.8%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,443,146
Home Depot, Inc., 5.2%, 2011	2,240,000	2,248,236
Home Depot, Inc., 5.25%, 2013	3,470,000	3,825,318
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,564,738
Staples, Inc., 7.75%, 2011	1,240,000	1,253,657
Staples, Inc., 9.75%, 2014	3,350,000	4,082,410
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	3,197,173

		$22,614,678

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,205,692
Airgas, Inc., 4.5%, 2014	5,480,000	5,769,602

		$6,975,294

Specialty Stores – 0.4%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,510,749

Supermarkets – 1.5%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,504,825
Kroger Co., 6.8%, 2011	1,000,000	1,010,039
Kroger Co., 5%, 2013	2,453,000	2,638,672
Safeway, Inc., 6.5%, 2011	3,685,000	3,698,163
Safeway, Inc., 5.8%, 2012	3,644,000	3,905,191
Safeway, Inc., 6.25%, 2014	2,450,000	2,711,520
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,888,856

		$18,357,266

Supranational – 1.8%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,536,376
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,150,012
European Investment Bank, 1.25%, 2013	6,470,000	6,497,504
European Investment Bank, 3%, 2014	3,730,000	3,917,951
Inter-American Development Bank, 3%, 2014	3,980,000	4,188,500

		$22,290,343

Telecommunications - Wireless – 1.0%
AT&T Wireless Services, Inc., 8.125%, 2012	$1,000,000	$1,088,268
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,719,552
Crown Castle Towers LLC, 4.523%, 2035 (n)	2,660,000	2,789,909
Telefonica Moviles Chile, 2.875%, 2015 (n)	100,000	96,485
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,928,313
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,313,104

		$12,935,631

Tobacco – 1.0%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,335,687
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,996,639
Reynolds American, Inc., FRN, 1.002%, 2011	3,980,000	3,982,834

		$12,315,160

Transportation - Services – 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$3,200,000	$3,258,480
ERAC USA Finance Co., 2.25%, 2014 (z)	1,900,000	1,904,338

		$5,162,818

U.S. Government Agencies and Equivalents – 2.0%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,252,514
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,053,814
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,661,103

9

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$1,250,000	$1,218,138
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,727,026
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,483,885
Pooled Funding Trust I, 2.74%, 2012 (m)(n)	2,500,000	2,541,008
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,478,294
Small Business Administration, 5.1%, 2016	1,326,932	1,401,928
Small Business Administration, 5.46%, 2016	1,154,478	1,225,163
Small Business Administration, 5.68%, 2016	1,048,595	1,118,449
Small Business Administration, 5.94%, 2016	900,721	966,341
Small Business Administration, 5.37%, 2016	565,288	601,600
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,645,975

		$25,375,238

Utilities - Electric Power – 5.5%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$2,770,000	$2,959,706
Duke Energy Corp., 5.65%, 2013	4,010,000	4,403,321
Duke Energy Corp., 6.3%, 2014	2,000,000	2,241,624
Duke Energy Corp., 3.35%, 2015	960,000	988,775
Duquesne Light Co., 6.7%, 2012	1,400,000	1,483,272
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	4,061,386
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,176,242
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,386,404
Entergy Corp., 3.625%, 2015	5,350,000	5,343,082
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,722,590
FirstEnergy Corp., 6.45%, 2011	57,000	59,224
Georgia Power Co., 6%, 2013	1,120,000	1,259,178
HQI Transelec Chile S.A., 7.875%, 2011	1,001,000	1,012,270
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,155,871
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,409,963
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,433,630
Pacific Gas & Electric Co., 4.2%, 2011	3,460,000	3,469,667
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,236,110
PSEG Power LLC, 7.75%, 2011	3,960,000	4,015,317
Southern Co., 4.15%, 2014	2,260,000	2,382,989
Southern Co., 2.375%, 2015	6,530,000	6,479,033
		$67,679,654

Total Bonds		$1,204,724,528

Money Market Funds (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	30,061,769	$30,061,769

Total Investments		$1,234,786,297

Other Assets, Less Liabilities – 0.3%		3,140,305

Net Assets – 100.0%		$1,237,926,602

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $366,237,695, representing 29.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

10

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., FRN, 1%, 2014	1/27/11	$4,850,000	$4,840,184
Bayview Commercial Asset Trust, FRN, 0.57%, 2035	6/09/05	1,418,272	1,100,855
Bayview Commercial Asset Trust, FRN, 0.53%, 2036	2/23/06	1,228,264	959,073
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06	500,341	360,193
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	1,041,600	478,615
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	531,250	524,099
Brascan Real Estate, CDO, FRN, 1.903%, 2040	9/14/04	1,526,000	1,068,200
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	383,918	389,614
Broadcom Corp., 1.5%, 2013	10/27/10	1,396,071	1,393,787
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	4,125,112	4,161,200
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032	8/25/03	369,855	297,116
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.762%, 2016	10/27/10	2,850,723	2,862,070
ERAC USA Finance Co., 2.25%, 2014	1/04/11	1,896,402	1,904,338
Gramercy Real Estate Ltd., CDO, FRN, 0.623%, 2035	6/21/05 - 1/18/07	2,018,489	1,614,742
Morgan Stanley Capital I, Inc., FRN, 1.145%, 2031	6/10/03	56,670	39,379

Total Restricted Securities			$21,993,465
% of Net Assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and swap contracts. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$25,375,238	$—	$25,375,238
Non-U.S. Sovereign Debt	—	197,806,028	—	197,806,028
Corporate Bonds	—	547,287,350	—	547,287,350
Residential Mortgage-Backed Securities	—	65,361,107	—	65,361,107
Commercial Mortgage-Backed Securities	—	27,867,743	—	27,867,743
Asset-Backed Securities (including CDOs)	—	37,534,342	—	37,534,342
Foreign Bonds	—	303,492,720	—	303,492,720
Mutual Funds	30,061,769	—	—	30,061,769

Total Investments	$30,061,769	$1,204,724,528	$—	$1,234,786,297

Other Financial Instruments
Futures	$607,962	$—	$—	$607,962
Swaps	—	103,361	—	103,361

For further information regarding security characteristics, see the Portfolio of Investments.

12

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,220,038,537

Gross unrealized appreciation	$32,475,114
Gross unrealized depreciation	(17,727,354)

Net unrealized appreciation (depreciation)	$14,747,760

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 1/31/11

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	531	$62,877,867	March-2011	$607,962

Swap Agreements at 1/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD 4,770,000	(a)	Goldman Sachs International	1.00	% (fixed rate)	(1)	$103,361

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $7,981.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

13

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/11 - continued

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,150,231	282,186,221	(267,274,683)	30,061,769

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62,566	$30,061,769

14

MFS® Municipal Limited Maturity Fund

1/31/11
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport & Port Revenue – 2.4%
Atlanta, GA Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,149,640
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,078,790
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,262,644
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,589,190
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,101,190
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	1,000,000	988,320
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B- 1”, 1.875%, 2040 (b)	2,000,000	1,981,220
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,623,555
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,605,705
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,055,720
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,351,943
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	771,600

		$17,559,517

General Obligations - General Purpose – 9.7%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,626,465
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,094,664
Chandler, AZ, 5%, 2022	1,000,000	1,076,170
Cobb County, GA, Park & Recreation, 5%, 2013	500,000	540,540
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,834,225
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,111,920
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,728,400
Commonwealth of Massachusetts, “A”, FRN, 0.67%, 2013	3,000,000	2,996,280
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,242,940
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,166,980
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,257,430
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,571,034
Henry County, GA, 5%, 2014	1,080,000	1,205,993
Maryland, State & Local Facilities Loan, “C”, 4%, 2015	1,000,000	1,101,510
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,224,894
Miami-Dade County, FL, Double Barreled Aviation, 5%, 2014	500,000	549,215
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	4,000,000	4,358,280
New York, NY, “A”, 5.25%, 2011 (c)	265,000	277,328
New York, NY, “F”, 5%, 2013	4,000,000	4,357,960
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,266,793
State of California, 5%, 2011	2,250,000	2,250,000
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,560,435
State of Illinois, AGM, 5%, 2015	2,000,000	2,078,280
State of Illinois, AGM, 5%, 2016	2,750,000	2,847,845
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,538,280
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,583,951
State of Minnesota, “H”, 5%, 2016	3,000,000	3,477,180
State of Minnesota, “H”, 5%, 2017	2,600,000	3,011,502
State of Utah, “C”, 5%, 2015	3,000,000	3,417,600
State of Wisconsin, 5.125%, 2011	400,000	414,032
State of Wisconsin, “1”, NATL, 5%, 2017	500,000	543,755
Tarrant County, TX, 4%, 2017	1,215,000	1,328,238
Tarrant County, TX, 5%, 2018	2,770,000	3,181,179
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,491,199

		$71,312,497

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Improvement – 3.7%
Arlington County, VA, “A”, 5%, 2016	$1,000,000	$1,156,970
Bergen County, NJ, “A”, 3.25%, 2013	2,475,000	2,624,663
Durham County, NC, 5%, 2019	1,000,000	1,153,170
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,411,560
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,435,480
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	302,100
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,067,180
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,097,340
Seattle, WA, 5%, 2016	3,780,000	4,313,471
State of North Carolina, “A”, 5%, 2017	3,500,000	4,048,135
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,683,240

		$27,293,309

General Obligations - Schools – 6.5%
Arizona School Facilities, Board Rev., 5.5%, 2011 (c)	$1,000,000	$1,021,560
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	675,410
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,864,000
Byron Center, MI, Public Schools, MSQLF, 5%, 2011	600,000	605,850
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,001,720
Clark County, NV, School District, 5%, 2017	2,845,000	3,142,928
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,172,060
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,811,950
Dallas, TX, Independent School District, PSF, 5%, 2016	3,235,000	3,687,512
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	922,963
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,800,882
Fayette County, GA, School District, AGM, 4.15%, 2014	710,000	758,848
Fayette County, GA, School District, AGM, 4.35%, 2016	355,000	385,424
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,149,900
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,053,310
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,269,005
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	870,621
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	443,947
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	177,579
Killeen, TX, Independent School District, PSF, 5%, 2016	2,000,000	2,281,800
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,096,750
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,025,570
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	2,764,589
Northside, TX, Independent School District, PSF, 5.5%, 2011 (c)	850,000	851,487
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,048,750
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,151,890
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,361,427
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	610,077
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,128,473
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,133,050
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,652,550
Tulsa County, OK, Independent School District No. 9 (Union Board of Education), 0.25%, 2012	2,500,000	2,483,275
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	676,703
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,142,010
Westerville, OH, City School District, NATL, 5.5%, 2011 (c)	300,000	305,055

		$47,528,925

Healthcare Revenue - Hospitals – 12.3%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,852,218

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, AGM, 5%, 2012	$1,000,000	$1,027,820
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,057,020
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.34%, 2038	2,500,000	2,504,400
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A- 3”, 5%, 2015	1,000,000	1,083,640
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,100,280
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,510,137
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,194,280
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5%, 2017	2,000,000	2,007,180
California Statewide Communities Development Authority Rev. (Daughters of Charity), 5.25%, 2011	1,600,000	1,614,592
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,617,045
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,076,640
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	583,182
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,572,195
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,453,256
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,697,000
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,502,235
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	514,265
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,314,875
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,989,114
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	530,525
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	523,265
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,274,766
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,692,698
Indiana Finance Authority, Hospital Rev. (King’s Daughters Hospital), 5%, 2020	3,325,000	3,125,267
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,168,060
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	358,027
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	718,648
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,036,650
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,075,920
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,043,940
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,109,984
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,275,482
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2042 (b)	500,000	516,240
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	524,985

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	$2,000,000	$2,001,800
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,091,100
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Miami Children’s Hospital), NATL, 4.125%, 2046 (b)	1,000,000	1,011,740
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,076,040
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	535,040
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	495,935
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,092,660
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (b)	1,500,000	1,541,760
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	782,625
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	565,000	579,074
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,032,950
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,086,670
New York Dormitory Authority Rev., Non State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,071,500
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	652,147
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	647,385
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	543,340
Oklahoma Development Finance Authority Hospital Rev. (Unity Health Center), 5%, 2013	875,000	912,791
Orange County, FL, Health Facilities Authority Rev. (Nemours Foundation), “A”, 4%, 2017	500,000	521,925
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	832,138
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 3.5%, 2013	500,000	504,525
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2014	1,000,000	1,052,970
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2015	800,000	842,024
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	300,283
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,016,140
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital),, 5%, 2018	500,000	518,725
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	522,740
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,678,695
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,002,695
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	1,000,000	1,051,790
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	616,978
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	654,623

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	$1,100,000	$1,137,730
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,515,735

		$90,170,104

Healthcare Revenue - Long Term Care – 0.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CALHF, 3%, 2012	$780,000	$782,863
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,029,810
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	846,447
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	518,240

		$3,177,360

Human Services – 0.5%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,731,798
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,607,655

		$3,339,453

Industrial Revenue - Chemicals – 0.4%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), “B-1”, 5.5%, 2033 (b)	$1,500,000	$1,548,360
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	1,000,000	1,098,820

		$2,647,180

Industrial Revenue - Environmental Services – 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$136,068
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,796,970
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	405,836
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,006,860
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,028,830
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,000,000	1,005,410
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,050,250
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	993,830

		$7,424,054

Industrial Revenue - Other – 0.3%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (b)	$1,425,000	$1,476,129
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	382,436
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (b)	300,000	305,061

		$2,163,626

Industrial Revenue - Paper – 0.5%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,014,740
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	779,355

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	$1,500,000	$1,596,315

		$3,390,410

Miscellaneous Revenue - Entertainment & Tourism – 0.3%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,141,521
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), NATL, 6%, 2011	1,000,000	1,013,050

		$2,154,571

Miscellaneous Revenue - Other – 1.9%
Arkansas Development Finance Authority, Drivers License Rev. (Arkansas State Police - Wireless Information Network Project), AGM, 4%, 2014	$500,000	$501,065
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,000,000	977,200
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A- 1”, 2.5%, 2047 (b)	1,500,000	1,545,360
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,571,175
Citizens Property Insurance Corp., FL, High Risk, “A-3”, FRN, 2.04%, 2013	5,000,000	4,999,900
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	1,000,000	1,006,320
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,286,520
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,132,483

		$14,020,023

Multi-Family Housing Revenue – 1.5%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,865,412
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,875,634
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,002,340
Missouri Housing Development Community Multi-Family Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,034,280
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,008,370

		$10,786,036

Sales & Excise Tax Revenue – 1.1%
California Economic Recovery, “B”, 5%, 2011 (c)	$1,000,000	$1,003,710
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,051,100
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,670,970
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	437,792

		$8,163,572

Single Family Housing - State – 3.0%
Alaska Housing Finance Corp. Mortgage Rev., “A”, 1.5%, 2014	$485,000	$473,132
Alaska Housing Finance Corp. Mortgage Rev., “A”, 1.8%, 2015	490,000	473,291
Alaska Housing Finance Corp. Mortgage Rev., “A”, 1.9%, 2015	660,000	639,514
Alaska Housing Finance Corp. Mortgage Rev., “A”, 2.15%, 2016	595,000	574,264
Alaska Housing Finance Corp. Mortgage Rev., “A”, 2.25%, 2016	435,000	421,950
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.4%, 2014	185,000	182,062
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.5%, 2014	185,000	181,659
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.8%, 2015	390,000	381,057
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.9%, 2015	395,000	385,042
Alaska Housing Finance Corp. Mortgage Rev., “B”, 2.15%, 2016	395,000	383,983
Alaska Housing Finance Corp. Mortgage Rev., “B”, 2.25%, 2016	300,000	291,000
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	2,395,000	2,430,422

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	$5,000	$5,008
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	10,000	10,183
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	15,000	15,713
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,310,000	3,359,650
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,585,584
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	280,000	291,684
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,008,940
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.15%, 2013	720,000	720,533
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.2%, 2013	150,000	149,964
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	236,990
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	305,024
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	1,974,280
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,067,662
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,719,217
West Virginia Housing Development Fund, “B”, 2.45%, 2016	720,000	703,663

		$21,971,471

Solid Waste Revenue – 0.4%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$509,115
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	765,330
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	400,000	407,796
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	305,082
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2012	400,000	420,008
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2013	400,000	426,044

		$2,833,375

State & Agency - Other – 1.2%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, AGM, 5.5%, 2011	$500,000	$512,455
New York Dormitory Authority Lease Rev. (Mental Health Service Facilities), “A”, 3.5%, 2013	3,375,000	3,555,968
New York Dormitory Authority Rev. (City University), NATL, 5.25%, 2011	1,270,000	1,294,524
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,651,550
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,060,500

		$9,074,997

State & Local Agencies – 7.3%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$1,925,915
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,050,680
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,673,140
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,229,120
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,061,100
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,059,540
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,105,660

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	$5,120,000	$5,639,168
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,086,387
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,161,280
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,097,670
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,076,150
Hampton, VA, Museum Rev., 5%, 2014	760,000	815,670
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	205,000	215,310
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,080,400
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,049,690
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	360,000	361,343
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,048,860
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	737,667
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2%, 2016	2,500,000	2,436,650
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,403,250
Pitt County, NC, Limited Obligation, “A”, 3%, 2017	550,000	534,809
Pitt County, NC, Limited Obligation, “A”, 3%, 2018	870,000	821,732
Pitt County, NC, Limited Obligation, “A”, 3%, 2019	610,000	558,668
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,517,720
State of California, 3%, 2011	4,000,000	4,028,320
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,743,800
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,435,088
Virginia Public School Authority, 5%, 2013	1,000,000	1,087,270
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,144,890
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	87,490
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	223,527
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,363,973
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,085,105

		$53,947,042

Student Loan Revenue – 1.6%
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	$2,800,000	$3,020,584
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,082,400
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,191,040
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,508,430
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,186,780

		$11,989,234

Tax - Other – 1.7%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,697,355
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	871,910
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,838,954
New York City, NY, Transitional Finance Authority Rev., 5%, 2011	625,000	646,344
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,123,850
New York City, NY, Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,575,600
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2014	400,000	435,928
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	213,054
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	268,553

		$12,671,548

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,339,610
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,655,202
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,980,000	3,326,564
Railsplitter Tobacco Settlement Authority, IL, 5.25%, 2020	6,000,000	5,777,400
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2011	90,000	91,837
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,064,280
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	345,000	353,873

		$13,608,766

Toll Roads – 0.6%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,096,780
Pennsylvania Turnpike Commission Rev., “C”, FRN, 0.81%, 2011	500,000	500,625
Triborough, NY, Bridge & Tunnel Authority Rev., “A-1”, 4%, 2038 (b)	3,000,000	3,172,920

		$4,770,325

Transportation - Special Tax – 2.6%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,144,740
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,462,320
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,391,830
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,643,769
New Jersey Transportation Trust Fund Authority, NATL, 5%, 2011 (c)	1,000,000	1,040,020
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,663,725
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,295,300
Texas Transportation Commission Rev., 5%, 2011	725,000	730,423

		$19,372,127

Universities - Colleges – 15.4%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,046,960
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 1.09%, 2015	1,895,000	1,899,700
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,516,295
California Municipal Finance Authority Rev (Biola University), 5%, 2018	550,000	558,564
Central Michigan University Rev., 5%, 2017	1,760,000	1,958,669
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,061,380
Cumberland County, PA, Municipal Authority Rev., AICUP Financing (Dickinson College), “Q1”, 2.75%, 2039 (b)	400,000	407,668
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,484,392
El Paso County, CO Rev. (Colorado College), 2%, 2013	1,030,000	1,048,241
El Paso County, CO Rev. (Colorado College), 5%, 2014	1,090,000	1,199,283
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	657,626
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,098,833
Harris County, TX, Cultural Educational Facilities Finance Corp. (Baylor College of Medicine), 4%, 2011	500,000	507,370
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “A”, 5%, 2014	600,000	629,028
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	509,810
Illinois Finance Authority Rev. (Art Institute of Chicago), “A”, 5%, 2015	500,000	550,615
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,409,170
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	922,240
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,796,820
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,036,380
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	553,402
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,118,310

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	$550,000	$577,241
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	878,699
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	749,717
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,630,507
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	4,859,322
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,251,125
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,778,034
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,755,544
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	120,000	129,050
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,551,513
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,655,590
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,049,170
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,905,000	1,993,773
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K- 2”, 2.75%, 2038 (b)	1,000,000	1,019,870
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	399,079
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,031,850
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,027,930
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 4%, 2013	530,000	547,108
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,079,468
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,183,517
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2011	760,000	761,011
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2012	585,000	586,205
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2013	855,000	863,730
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2014	680,000	683,726
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,013,460
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,306,315
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,460,690
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,085,610
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,069,500
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	461,368
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,902,751

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5%, 2015	$500,000	$532,080
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	1,992,460
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,213,705
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,610,940
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, 5.25%, 2017	1,000,000	1,105,090
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	702,488
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,248,225
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 5%, 2012	300,000	318,381
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,036,580
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,028,120
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,113,290
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	525,395
Texas A&M University Rev., “A”, 5%, 2015	750,000	845,190
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,191,190
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,036,150
University of Arkansas Rev. (Fayetteville Campus), “A”, 3%, 2014	500,000	515,750
University of Delaware Rev., “A”, 2%, 2037 (b)	1,200,000	1,206,252
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,611,765
University of Michigan Rev., “A”, 4%, 2014	750,000	806,940
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,049,550
University of Texas Rev., “D”, 5%, 2017 (c)	850,000	974,466
University of Texas Rev., “D”, 5%, 2018	150,000	167,759
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,246,820
University of Texas, Permanent University Fund, “B”, 5%, 2020	500,000	567,405
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,087,720
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,169,341
Utah Board of Regents Rev. (University of Utah), “A”, 4%, 2014	200,000	215,634
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,577,150
Vincennes University, IN, Student Fee Rev., “J”, 3%, 2013	400,000	412,740
Vincennes University, IN, Student Fee Rev., “J”, 3%, 2014	475,000	488,818
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,545,459
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,098,650
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	830,000	896,217
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	540,000	583,081

		$113,034,030

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,032,290
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	823,177

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	$1,005,000	$987,875

		$2,843,342

Universities - Secondary Schools – 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$145,000	$149,221

Utilities - Investor Owned – 7.3%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,002,300
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,244,502
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (b)	1,000,000	1,006,720
California Infrastructure & Economic Development Bank Rev. (Pacific Gas & Electric Co.), “E”, 2.25%, 2026 (b)	1,500,000	1,507,725
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	511,620
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,019,310
Connecticut Pollution Control Development Authority Rev. (Connecticut Light & Power Co.), “A”, 1.4%, 2031 (b)	2,000,000	2,000,000
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	695,980
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	1,949,760
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	985,590
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,394,816
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,063,420
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,400,000	1,341,928
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), “B”, 2.625%, 2033 (b)	750,000	738,112
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,063,570
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,075,120
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	997,380
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	1,951,080
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	438,887
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	325,000	350,006
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,165,656
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	226,820
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,000,000	1,009,220
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,041,080
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,012,650
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,073,430
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	1,996,200

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	$1,000,000	$1,048,410
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,063,230
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,000,000	999,570
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,630,605
New York Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,170,273
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), 5.25%, 2023 (b)	1,500,000	1,503,750
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,476,135
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,315,104
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	2,911,020
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,049,280
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	2,791,920
Titus County, TX, Fresh Water Supply District, (Southwestern Electric Power Co.), 4.5%, 2011	500,000	504,665
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,050,540

		$53,377,384

Utilities - Municipal Owned – 5.4%
California Department of Water Resources Power Supply Rev., “L”, 5%, 2018	$3,510,000	$3,917,862
California Department of Water Resources Power Supply Rev., “M”, 4%, 2019	3,000,000	3,078,360
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,305,650
Dalton, GA, Utilities Rev., ETM, AGM, 6%, 2012	500,000	525,010
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,500,875
Energy Northwest, WA, Electric Rev., “A”, 5%, 2014	845,000	941,482
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	300,014
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,106,830
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,599,480
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	514,390
Lakeland, FL, Energy System Rev., FRN, 1.04%, 2012	2,000,000	2,001,740
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.9%, 2033 (b)	1,500,000	1,500,855
Lower Colorado River Authority, TX, Rev., “A”, ETM, NATL, 5%, 2011 (c)	30,000	30,394
Lower Colorado River Authority, TX, Rev., “N”, NATL, 5%, 2011	470,000	476,044
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	30,000	30,667
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,689,195
Municipal Electric Authority, GA, Vogtle Units 3&4, “J-B”, 5%, 2017	2,500,000	2,754,125
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	986,000
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,072,660
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	363,457
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	174,042

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	$1,000,000	$1,015,240
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,058,240
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2012	650,000	695,734
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,464,869
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2017	500,000	536,960
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	800,940
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,533,720
Southern California Public Power Authority (San Juan), “A”, AGM, 5.375%, 2012	595,000	620,829
Southern Minnesota Municipal Power Agency, Power Supply System Rev., “A”, 5%, 2015	375,000	414,731
Vermont Public Power Supply Authority Rev. (Swanton Peaking), “A”, ASSD GTY, 3%, 2013	875,000	896,324
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.25%, 2014	200,000	203,562
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.75%, 2016	600,000	614,598
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.875%, 2017	300,000	304,830

		$40,029,709

Utilities - Other – 1.3%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$202,717
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,242,257
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,079,140
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,447,610
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	291,473
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,415,637
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	369,562
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	983,710
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,569,780

		$9,601,886

Water & Sewer Utility Revenue – 5.4%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$942,409
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,324,320
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,666,441
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,020,610
Gulf Breeze, FL, Local Government Rev., “J”, 2%, 2020 (b)	250,000	250,735
Gulf Breeze, FL, Local Government Rev., “J”, 2.6%, 2020 (b)	430,000	431,750
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	400,000
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,658,671
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,609,650
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	782,550
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,075,380
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,031,980
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,050,099
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,064,020
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,129,530
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,210,246
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,093,560
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	582,039
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,295,260
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,545,205
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,439,222

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	$5,000,000	$5,718,950
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	726,501
St. Mary’s, PA, Area Water Authority Rev., 2.75%, 2014	210,000	210,300
St. Mary’s, PA, Area Water Authority Rev., 3.125%, 2015	150,000	149,916
St. Mary’s, PA, Area Water Authority Rev., 3.625%, 2016	130,000	129,912
Truckee Meadows, NV, Water Authority, “A”, AGM, 5.5%, 2011	1,000,000	1,019,870
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	529,615
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,226,312
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,045,190

		$39,360,243

Total Municipal Bonds		$719,765,337

Floating Rate Demand Notes – 1.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 2/01/11	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.16%, due 2/01/11	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.16%, due 2/01/11	1,600,000	1,600,000

Total Floating Rate Demand Notes		$7,700,000

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	4,703,609	$4,703,609

Total Investments		$732,168,946

Other Assets, Less Liabilities – 0.4%		2,933,133

Net Assets – 100.0%		$735,102,079

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$719,765,337	$—	$719,765,337
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	4,703,609	—	—	4,703,609

Total Investments	$4,703,609	$727,465,337	$—	$732,168,946

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$725,490,402

Gross unrealized appreciation	$12,861,865
Gross unrealized depreciation	(6,183,321)

Net unrealized appreciation (depreciation)	$6,678,544

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,569,665	184,453,520	(196,319,576)	4,703,609

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,627	$4,703,609

MFS® Research Bond Fund

1/31/11
Quarterly portfolio holdings

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace – 0.3%
Bombardier, Inc., 7.75%, 2020 (n)	$6,000,000	$6,570,000

Asset-Backed & Securitized – 11.1%
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019 (z)	$9,920,287	$9,027,461
Anthracite Ltd., “BFL”, CDO, 1.26%, 2037 (z)	5,019,000	4,617,480
Anthracite Ltd., CDO III, 6.077%, 2039 (z)	5,000,000	750,000
Anthracite Ltd., CDO, FRN, 1.11%, 2037 (z)	5,989,357	5,600,049
ARCap REIT, Inc., CDO, 6.077%, 2045 (z)	4,149,000	591,233
ARCap REIT, Inc., CDO, “G”, 6.077%, 2045 (z)	2,354,000	288,365
ARCap REIT, Inc., CDO, “H”, FRN, 6.056%, 2045 (q)(z)	1,218,795	70,081
Bayview Commercial Asset Trust, FRN, 0.57%, 2035 (z)	725,568	563,182
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	24,597,479	1,105,841
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	18,136,721	901,702
Bayview Commercial Asset Trust, FRN, 0.53%, 2036 (z)	581,108	453,750
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	18,642,524	1,011,810
Bayview Commercial Asset Trust, FRN, 3.213%, 2036 (i)(z)	31,459,863	2,333,274
Bayview Commercial Asset Trust, FRN, 3.132%, 2036 (i)(z)	15,419,665	1,131,857
Bayview Commercial Asset Trust, FRN, 2.449%, 2037 (i)(z)	34,452,433	2,999,453
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2013 (i)(z)	12,491,780	608,368
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	378,940	380,279
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,376,150
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,972,473	2,986,494
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	3,700,709	1,700,476
Brascan Real Estate, CDO, FRN, 1.903%, 2040 (z)	418,000	292,600
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,552,149	8,637,670
Capital Trust Realty Ltd., CDO, 5.26%, 2035 (z)	7,074,200	6,932,716
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	1,449,185	1,473,469
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	13,737,015	14,306,942
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.222%, 2044	400,000	415,541
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032 (i)(z)	2,727,695	48,116
Commercial Mortgage Pass-Through Certificates, FRN, 0.451%, 2017 (n)	1,500,000	1,443,186
Compagnie de Financement Foncier, 2.125%, 2013 (n)	5,800,000	5,852,136
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,010,056	759,910
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	2,538,357
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	7,881,176
Credit Suisse Mortgage Capital Certificate, 5.694%, 2040	1,275,594	1,329,285
Credit-Based Asset Servicing & Securitization LLC, 5.34%, 2037	1,920,000	899,299
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,517,272	1,485,464
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	2,300,000	1,272,951
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.762%, 2016 (z)	3,699,591	3,663,058
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	6,003,920
Crest Ltd., “A1” CDO, FRN, 0.783%, 2018 (z)	7,467,426	6,421,986
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,292,322	2,194,899
Crest Ltd., “B”, CDO, FRN, 1.654%, 2035 (z)	6,377,000	6,058,150
CWCapital LLC, 5.223%, 2048	6,335,000	6,615,633
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	968,258	973,827
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	999,194
E*TRADE RV & Marine Trust, 3.62%, 2018	78,747	78,805
Falcon Franchise Loan LLC, FRN, 3.165%, 2023 (i)(z)	267,213	11,490
Falcon Franchise Loan LLC, FRN, 3.247%, 2025 (i)(z)	6,427,542	494,278
First Union National Bank Commercial Mortgage Trust, FRN, 0.703%, 2043 (i)(n)	6,259,057	8,009
First Union-Lehman Brothers Bank of America, FRN, 0.456%, 2035 (i)	6,382,103	108,823
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	8,044,791	8,050,938
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,771,049	1,686,807
Gramercy Real Estate Ltd., CDO, FRN, 0.623%, 2035 (z)	1,088,145	870,516

1

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	$5,998,000	$6,089,770
IMPAC CMB Trust, FRN, 1%, 2034	225,864	204,169
IMPAC CMB Trust, FRN, 1.18%, 2034	112,932	76,103
IMPAC Secured Assets Corp., FRN, 0.61%, 2036	1,028,547	899,136
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,288,321
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	16,822,021	17,664,187
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2042 (n)	4,180,000	2,136,969
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	15,661,513	16,513,928
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	18,745,745	19,806,518
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,894,948
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	7,023,814	5,935,123
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.369%, 2035 (i)	2,448,563	128,790
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	5,024,000	4,961,200
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037	2,505,817	771,163
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	8,120,000	4,970,623
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.826%, 2050	8,250,000	8,703,713
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	6,810,000	7,175,239
Morgan Stanley Capital I, Inc., FRN, 1.145%, 2031 (i)(z)	1,171,175	27,190
Nationslink Funding Corp., FRN, 1.43%, 2030 (i)	892,997	22,107
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	586,149
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,311,771	831,158
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	163,818	163,621
Preferred Term Securities XIX Ltd., CDO, FRN, 0.652%, 2035 (z)	7,616,940	4,341,656
Prudential Securities Secured Financing Corp., FRN, 6.916%, 2013 (z)	1,905,000	2,013,861
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	3,820,790	3,885,988
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,795,000	3,220,571
Salomon Brothers Mortgage Securities, Inc., FRN, 7.078%, 2032 (z)	3,262,500	3,434,704
Structured Asset Securities Corp., FRN, 4.67%, 2035	504,956	504,987
Structured Asset Securities Corp., FRN, 0.5%, 2035	125,169	122,751
Thornburg Mortgage Securities Trust, FRN, 0.94%, 2043	38,906	36,757
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	2,118,681	2,249,861
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	16,449,668	17,726,133

		$277,693,850

Automotive – 0.1%
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	$1,925,000	$1,935,969

Biotechnology – 0.3%
Life Technologies Corp., 5%, 2021	$7,369,000	$7,356,664

Broadcasting – 0.9%
CBS Corp., 5.75%, 2020	$8,330,000	$8,842,312
Inmarsat Finance PLC, 7.375%, 2017 (n)	5,705,000	6,061,563
NBC Universal, Inc., 5.95%, 2041 (n)	7,613,000	7,414,719
News America, Inc., 8.5%, 2025	120,000	145,633

		$22,464,227

Brokerage & Asset Managers – 0.4%
INVESCO PLC, 5.625%, 2012	$4,255,000	$4,433,889
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	5,795,515

		$10,229,404

Building – 0.5%
CEMEX Espana S.A., 9.25%, 2020	$6,339,000	$6,457,856
CEMEX S.A.B. de C.V., 9%, 2018 (z)	165,000	169,125
Owens Corning, Inc., 6.5%, 2016	5,600,000	6,132,963

		$12,759,944

2

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 2.0%
Cox Communications, Inc., 4.625%, 2013	$600,000	$641,443
Cox Communications, Inc., 9.375%, 2019 (n)	10,194,000	13,266,818
CSC Holdings LLC, 8.5%, 2014	5,500,000	6,146,250
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,790,090
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	6,429,477
Myriad International Holdings B.V., 6.375%, 2017 (n)	7,171,000	7,475,768
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,842,030
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,351,046

		$50,942,922

Chemicals – 1.2%
Ashland, Inc., 9.125%, 2017	$4,820,000	$5,609,275
Dow Chemical Co., 8.55%, 2019	9,150,000	11,421,652
Lyondell Chemical Co., 11%, 2018	5,620,000	6,406,800
Nalco Co., 8.25%, 2017	5,500,000	6,043,125

		$29,480,852

Conglomerates – 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$551,679

Consumer Products – 0.5%
Hasbro, Inc., 6.35%, 2040	$5,690,000	$5,607,814
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,962,398

		$11,570,212

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$9,060,000	$9,391,641

Containers – 0.5%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,120,350
Owens-Illinois, Inc., 7.375%, 2016	5,710,000	6,209,625

		$12,329,975

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,661,393
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	2,988,549

		$10,649,942

Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$6,105,803

Emerging Market Quasi-Sovereign – 1.1%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$7,516,000	$7,685,110
Gaz Capital S.A., 5.092%, 2015 (n)	645,000	651,450
Novatek Finance Ltd., 5.326%, 2016 (z)	283,000	283,627
Novatek Finance Ltd., 6.604%, 2021 (z)	290,000	290,504
Petrobras International Finance Co., 6.75%, 2041	6,305,000	6,357,659
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	4,488,000	4,464,523
Qtel International Finance Ltd., 3.375%, 2016 (n)	276,000	263,545
Qtel International Finance Ltd., 7.875%, 2019 (n)	892,000	1,061,245
Qtel International Finance Ltd., 7.875%, 2019	3,259,000	3,877,353
Qtel International Finance Ltd., 4.75%, 2021 (n)	3,268,000	3,122,067

		$28,057,083

Energy - Independent – 1.3%
Anadarko Petroleum Corp., 5.95%, 2016	$5,730,000	$6,284,721
Anadarko Petroleum Corp., 6.375%, 2017	1,604,000	1,771,738
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	4,613,348
Apache Corp., 7.375%, 2047	37,000	43,871
Newfield Exploration Co., 6.625%, 2016	3,900,000	4,036,500

3

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Newfield Exploration Co., 7.125%, 2018	$2,350,000	$2,520,375
Pioneer Natural Resources Co., 6.65%, 2017	4,730,000	5,058,267
Southwestern Energy Co., 7.5%, 2018	7,599,000	8,653,361

		$32,982,181

Energy - Integrated – 0.1%
BP Capital Markets PLC, 4.5%, 2020	$3,096,000	$3,120,790

Financial Institutions – 1.4%
CIT Group, Inc., 7%, 2016	$5,975,629	$6,035,386
General Electric Capital Corp., 4.625%, 2021	8,630,000	8,546,841
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	6,923,000	6,992,230
Household Finance Corp., 7%, 2012	170,000	182,071
HSBC Finance Corp., 6.75%, 2011	20,000	20,344
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,344,320
SLM Corp., 6.25%, 2016	6,262,000	6,273,785

		$34,394,977

Food & Beverages – 1.4%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$9,724,000	$12,004,375
Del Monte Foods Co., 7.5%, 2019	475,000	584,250
Kraft Foods, Inc., 6.125%, 2018	1,890,000	2,145,006
Kraft Foods, Inc., 6.5%, 2040	4,070,000	4,359,825
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	10,083,430
Tyson Foods, Inc., 7.35%, 2016	5,810,000	6,376,475

		$35,553,361

Forest & Paper Products – 0.6%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$5,825,000	$6,203,625
Georgia-Pacific Corp., 5.4%, 2020 (n)	780,000	770,061
Inversiones CMPC S.A., 4.75%, 2018 (z)	7,114,000	7,008,322

		$13,982,008

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 6%, 2016	$7,828,000	$8,244,317
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,289,644

		$11,533,961

Insurance – 1.5%
Aflac, Inc., 6.45%, 2040	$7,967,000	$8,076,490
ING Groep N.V., 5.775% to 2015, FRN to 2049	6,333,000	5,509,710
MetLife, Inc., 5.375%, 2012	300,000	323,898
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	7,076,553
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,805,453
Unum Group, 7.125%, 2016	2,220,000	2,513,404
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,655,625

		$38,961,133

Insurance - Health – 0.7%
Humana, Inc., 7.2%, 2018	$6,010,000	$6,837,415
Unitedhealth Group, Inc., 4.875%, 2013	9,117,000	9,742,244

		$16,579,659

Insurance - Property & Casualty – 1.5%
Allied World Assurance, 5.5%, 2020	$3,670,000	$3,613,746
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,775,298
CNA Financial Corp., 5.875%, 2020	6,990,000	7,013,724
PartnerRe Ltd., 5.5%, 2020	4,882,000	4,888,649
XL Group PLC, 6.5% to 2017, FRN to 2049	7,039,000	6,361,848

4

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	$2,405,000	$2,405,000
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	432,000	422,293
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,426,140

		$36,906,698

International Market Quasi-Sovereign – 1.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,730,000	$4,927,889
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,867,540
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,281,834
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,119,411
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,716,369
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,349,538

		$38,262,581

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017 (n)	$6,095,000	$6,773,069

Major Banks – 6.4%
ABN AMRO Bank N.V., 3%, 2014 (z)	$3,560,000	$3,558,206
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	2,060,000	1,488,350
Bank of America Corp., 5.65%, 2018	16,095,000	16,764,101
Bank of America Corp., 5.625%, 2020	2,505,000	2,576,145
Bank of America Corp., 5.875%, 2021	4,930,000	5,161,483
Bank of America Corp., 8% to 2018, FRN to 2049	3,357,000	3,480,101
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	6,158,750
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,669,800
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	2,833,000	2,854,248
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,956,718
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,536,383
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,355,152
JPMorgan Chase & Co., 6%, 2017	5,000,000	5,530,135
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,717,772
JPMorgan Chase Capital XXII, 6.45%, 2087	4,668,000	4,659,033
JPMorgan Chase Capital XXVII, 7%, 2039	1,211,000	1,268,846
Macquarie Group Ltd., 6.25%, 2021 (z)	5,980,000	5,997,288
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,272,286
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,129,779
Morgan Stanley, 5.75%, 2016	7,752,000	8,309,997
Morgan Stanley, 6.625%, 2018	10,150,000	11,028,269
Morgan Stanley, 5.5%, 2020	4,790,000	4,788,846
Morgan Stanley, 5.75%, 2021	5,460,000	5,518,275
PNC Funding Corp., 5.625%, 2017	12,270,000	13,294,754
Royal Bank of Scotland PLC, 6.125%, 2021	7,160,000	7,115,007
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,091,727
Wachovia Corp., 6.605%, 2025	2,393,000	2,527,022
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	4,170,000	4,461,900
Wells Fargo Bank NA, 6.45%, 2011	200,000	200,000

		$160,470,373

Medical & Health Technology & Services – 0.3%
HCA, Inc., 7.875%, 2020	$6,430,000	$7,032,813

Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$3,792,000	$3,995,820
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,138,000	9,073,870
International Steel Group, Inc., 6.5%, 2014	8,404,000	9,295,387
Peabody Energy Corp., 5.875%, 2016	5,520,000	5,575,200

5

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Southern Copper Corp., 6.75%, 2040	$6,277,000	$6,396,589
Teck Resources Ltd., 10.25%, 2016	5,704,000	6,987,400
Teck Resources Ltd., 10.75%, 2019	5,191,000	6,748,300

		$48,072,566

Mortgage-Backed – 21.8%
Fannie Mae, 4.506%, 2011	$1,330,246	$1,329,750
Fannie Mae, 4.55%, 2011	2,237,125	2,250,812
Fannie Mae, 4.86%, 2012 - 2014	3,516,246	3,695,715
Fannie Mae, 5.12%, 2012	1,835,892	1,891,584
Fannie Mae, 4.518%, 2013	1,051,071	1,109,417
Fannie Mae, 4.542%, 2013	2,252,142	2,369,560
Fannie Mae, 4.845%, 2013	2,525,222	2,678,794
Fannie Mae, 5.37%, 2013	1,102,060	1,155,456
Fannie Mae, 4.61%, 2014	1,452,410	1,552,195
Fannie Mae, 4.62%, 2014 - 2015	4,305,931	4,645,637
Fannie Mae, 4.77%, 2014	1,753,902	1,885,999
Fannie Mae, 4.841%, 2014	3,970,145	4,263,433
Fannie Mae, 5.05%, 2014	1,202,444	1,304,768
Fannie Mae, 5.412%, 2014	2,511,445	2,724,823
Fannie Mae, 4.53%, 2015	1,174,492	1,256,623
Fannie Mae, 4.56%, 2015	22,756	24,396
Fannie Mae, 4.6%, 2015	1,879,912	2,016,060
Fannie Mae, 4.665%, 2015	1,188,599	1,278,279
Fannie Mae, 4.7%, 2015	28,433	30,591
Fannie Mae, 4.78%, 2015	2,586,825	2,790,702
Fannie Mae, 4.815%, 2015	1,848,162	1,995,089
Fannie Mae, 4.85%, 2015	1,431,930	1,547,901
Fannie Mae, 4.87%, 2015	1,205,738	1,305,176
Fannie Mae, 4.89%, 2015	375,138	405,867
Fannie Mae, 4.922%, 2015	4,655,077	5,054,898
Fannie Mae, 4.94%, 2015	2,616,000	2,833,823
Fannie Mae, 5%, 2016 - 2040	54,595,877	57,488,730
Fannie Mae, 5.09%, 2016	2,814,680	3,058,984
Fannie Mae, 5.395%, 2016	2,414,751	2,626,722
Fannie Mae, 5.424%, 2016	5,233,333	5,735,820
Fannie Mae, 5.5%, 2016 - 2039	79,723,618	85,527,089
Fannie Mae, 5.724%, 2016	2,157,975	2,349,086
Fannie Mae, 5.93%, 2016	1,267,249	1,379,387
Fannie Mae, 4.989%, 2017	4,498,292	4,912,235
Fannie Mae, 5.28%, 2017	2,680,642	2,922,265
Fannie Mae, 5.54%, 2017	1,489,150	1,616,117
Fannie Mae, 4.88%, 2020	791,103	834,706
Fannie Mae, 5.19%, 2020	2,834,849	3,007,970
Fannie Mae, 5.35%, 2023	1,987,599	2,150,887
Fannie Mae, 4%, 2024	12,948,595	13,344,470
Fannie Mae, 4.5%, 2025	3,935,046	4,127,221
Fannie Mae, 6%, 2029 - 2038	42,111,315	45,898,512
Fannie Mae, 6.5%, 2031 - 2033	676,807	763,941
Fannie Mae, 4.5%, 2040	5,979,166	6,128,646
Freddie Mac, 5%, 2017 - 2040	32,494,715	34,137,354
Freddie Mac, 5.5%, 2017 - 2038	35,007,939	37,584,034
Freddie Mac, 3.32%, 2020	3,000,000	3,040,860
Freddie Mac, 4.251%, 2020	4,741,000	4,787,677
Freddie Mac, 4%, 2025 - 2040	38,217,761	38,607,902

6

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 2025 - 2028	$10,076,276	$10,475,053
Freddie Mac, 6%, 2033 - 2038	12,751,601	13,974,289
Ginnie Mae, 4%, 2032 - 2040	21,723,155	21,848,036
Ginnie Mae, 6%, 2034 - 2038	12,394,692	13,720,265
Ginnie Mae, 5.5%, 2038 - 2039	17,933,813	19,338,738
Ginnie Mae, 4.5%, 2039 - 2040	48,708,525	50,713,014

		$545,497,358

Municipals – 1.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$3,585,000	$3,848,354
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	2,375,000	2,455,228
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	7,970,000	8,133,863
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	15,335,000	17,089,784

		$31,527,229

Natural Gas - Pipeline – 0.8%
El Paso Pipeline Partners LP, 6.5%, 2020	$2,700,000	$2,916,224
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,960,407
Enterprise Products Operating LP, 5.95%, 2041	5,141,000	5,021,132
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	110,737
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,049,768

		$20,058,268

Network & Telecom – 2.0%
CenturyLink, Inc., 7.6%, 2039	$7,550,000	$7,842,721
Frontier Communications Corp., 8.5%, 2020	3,655,000	4,121,013
Telecom Italia Capital, 7.175%, 2019	8,691,000	9,408,242
Telefonica Emisiones S.A.U., 5.134%, 2020	6,290,000	6,245,706
Verizon New York, Inc., 6.875%, 2012	14,320,000	15,250,485
Windstream Corp., 8.625%, 2016	6,080,000	6,444,800

		$49,312,967

Oil Services – 0.4%
Nabor Industries, Inc., 5%, 2020 (n)	$10,440,000	$10,190,421

Oils – 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$8,862,000	$8,826,552

Other Banks & Diversified Financials – 3.0%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$7,100,000	$6,614,658
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,262,985
Capital One Financial Corp., 8.8%, 2019	4,260,000	5,287,742
Citigroup, Inc., 6.125%, 2018	11,130,000	12,098,855
Citigroup, Inc., 8.5%, 2019	8,594,000	10,519,563
Discover Bank, 7%, 2020	4,210,000	4,609,710
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	5,968,232
Lloyds TSB Bank PLC, 4.875%, 2016	8,600,000	8,607,353
Nordea Bank AB, 4.875%, 2021 (z)	6,410,000	6,457,588
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	1,103,123
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	6,268,800

		$74,798,609

Pharmaceuticals – 0.1%
Celgene Corp., 2.45%, 2015	$3,688,000	$3,598,020

Pollution Control – 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,541,475

7

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,333,239

Real Estate – 1.9%
HCP, Inc., REIT, 5.375%, 2021	$4,940,000	$4,975,874
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,160,724
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	3,045,411
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,375,937
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	4,974,473
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,118,083
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,274,557
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	7,818,550

		$47,743,609

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,093,000	$7,207,680

Retailers – 0.4%
Wesfarmers Ltd., 6.998%, 2013 (n)	$9,110,000	$10,064,354

Specialty Stores – 0.7%
Advance Auto Parts, Inc., 5.75%, 2020	$9,047,000	$9,502,580
Best Buy Co., Inc., 6.75%, 2013	6,570,000	7,274,330

		$16,776,910

Supermarkets – 0.2%
Delhaize Group, 5.7%, 2040 (n)	$5,558,000	$5,196,824

Telecommunications - Wireless – 0.8%
American Tower Corp., 4.5%, 2018	$9,110,000	$9,047,961
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	7,721,632
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,402,365

		$20,171,958

Tobacco – 1.3%
Altria Group, Inc., 9.25%, 2019	$2,660,000	$3,412,189
Altria Group, Inc., 9.95%, 2038	4,610,000	6,178,769
Lorillard Tobacco Co., 8.125%, 2019	6,250,000	6,759,688
Lorillard Tobacco Co., 6.875%, 2020	4,760,000	4,757,701
Reynolds American, Inc., 7.25%, 2012	125,000	133,125
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,297,808

		$32,539,280

Transportation - Services – 0.3%
Erac USA Finance Co., 7%, 2037 (n)	$7,232,000	$7,749,847

U.S. Government Agencies and Equivalents – 7.7%
Bank of America Corp., FRN, 0.683%, 2012 (m)	$11,928,000	$12,000,355
Citigroup, Inc., FRN, 0.634%, 2012 (m)	30,444,000	30,581,911
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,272,557
General Electric Capital Corp., FRN, 0.261%, 2012 (m)	15,378,000	15,372,510
Goldman Sachs Group, Inc., FRN, 0.502%, 2012 (m)	5,866,000	5,879,011
JPMorgan Chase & Co., FRN, 0.553%, 2012 (m)	30,444,000	30,610,042
Morgan Stanley, FRN, 0.654%, 2012 (m)	31,178,000	31,345,831
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,537,288
PNC Funding Corp., FRN, 0.503%, 2012 (m)	15,003,000	15,047,784
Small Business Administration, 5.94%, 2016	384,774	412,806
Small Business Administration, 5.37%, 2016	434,445	462,352
Small Business Administration, 6.35%, 2021	21,394	23,263
Small Business Administration, 6.34%, 2021	29,924	32,554
Small Business Administration, 6.44%, 2021	30,863	33,650

8

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.34%, 2021	$176,494	$188,937
Small Business Administration, 6.07%, 2022	127,310	138,058
Small Business Administration, 4.35%, 2023	972,310	1,018,887
Small Business Administration, 4.98%, 2023	1,538,059	1,625,278
Small Business Administration, 4.89%, 2023	1,329,847	1,426,032
Small Business Administration, 4.93%, 2024	1,730,922	1,840,875
Small Business Administration, 4.34%, 2024	1,632,288	1,711,457
Small Business Administration, 5.18%, 2024	1,554,432	1,658,100
Small Business Administration, 5.52%, 2024	1,970,971	2,111,496
Small Business Administration, 5.19%, 2024	1,998,447	2,140,418
Small Business Administration, 4.86%, 2024	1,389,367	1,476,707
Small Business Administration, 4.57%, 2025	2,156,905	2,273,258
Small Business Administration, 4.76%, 2025	6,858,729	7,276,179
Small Business Administration, 5.39%, 2025	698,242	751,997
Small Business Administration, 5.35%, 2026	4,124,182	4,451,872
Small Business Administration, 3.25%, 2030	4,850,000	4,707,482
Wells Fargo & Co., FRN, 0.522%, 2012 (m)	7,795,000	7,822,555

		$192,231,502

U.S. Treasury Obligations – 14.1%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$5,612,786
U.S. Treasury Bonds, 6%, 2026	840,000	1,022,962
U.S. Treasury Bonds, 5.25%, 2029	6,210,000	6,976,550
U.S. Treasury Bonds, 4.5%, 2036	22,340,000	22,378,402
U.S. Treasury Bonds, 5%, 2037	9,893,000	10,668,987
U.S. Treasury Bonds, 4.5%, 2039	69,908,400	69,274,890
U.S. Treasury Notes, 5.125%, 2011	7,543,000	7,695,919
U.S. Treasury Notes, 1.375%, 2012	61,886,900	62,566,233
U.S. Treasury Notes, 3.125%, 2013	56,625,000	60,088,865
U.S. Treasury Notes, 1.875%, 2014	542,000	555,677
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,333,919
U.S. Treasury Notes, 3.75%, 2018	10,464,000	11,113,909
U.S. Treasury Notes, 2.75%, 2019	68,120,000	67,162,097
U.S. Treasury Notes, TIPS, 2%, 2014	5,160,569	5,593,975
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,445,269	5,885,144
U.S. Treasury Notes, TIPS, 2%, 2016	9,646,088	10,647,621

		$354,577,936

Utilities - Electric Power – 0.9%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,602,326
EDP Finance B.V., 6%, 2018 (n)	6,760,000	6,590,831
Entergy Corp., 5.125%, 2020	5,089,000	5,029,810
System Energy Resources, Inc., 5.129%, 2014 (z)	290,638	299,703
TECO Energy, Inc., 5.15%, 2020	7,160,000	7,433,970

		$22,956,640

Total Bonds		$2,457,617,015

Floating Rate Loans (g)(r) – 0.1%
Automotive – 0.1%
Ford Motor Co., Term Loan B-1, 3.02%, 2013	$3,438,448	$3,444,658

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	32,376,070	$32,376,070

9

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Total Investments	$2,493,437,743

Other Assets, Less Liabilities – 0.5%	12,651,396

Net Assets – 100.0%	$2,506,089,139

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $301,368,690, representing 12.03% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN AMRO Bank N.V., 3%, 2014	1/27/11	$3,557,045	$3,558,206
ARCap REIT, Inc., CDO, “H”, FRN, 6.056%, 2045	3/11/05 -12/30/08	1,094,429	70,081
ARCap REIT, Inc., CDO, 6.077%, 2045	12/07/06	4,234,944	591,233
ARCap REIT, Inc., CDO, “G”, 6.077%, 2045	9/21/04	2,228,777	288,365
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019	1/15/10 - 3/04/10	7,178,519	9,027,461
Anthracite Ltd., “BFL”, CDO, 1.26%, 2037	12/09/10	4,569,047	4,617,480
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06	4,998,352	750,000
Anthracite Ltd., CDO, FRN, 1.11%, 2037	2/24/10 - 12/09/10	5,176,293	5,600,049
Bayview Commercial Asset Trust, FRN, 0.57%, 2035	6/09/05	725,568	563,182
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/06	1,936,755	1,105,841
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	1,634,271	901,702
Bayview Commercial Asset Trust, FRN, 0.53%, 2036	2/23/06	581,108	453,750
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06 - 5/29/09	1,409,009	1,011,810
Bayview Commercial Asset Trust, FRN, 3.213%, 2036	9/11/06	4,155,943	2,333,274
Bayview Commercial Asset Trust, FRN, 3.132%, 2036	10/25/06	2,049,293	1,131,857
Bayview Commercial Asset Trust, FRN, 2.449%, 2037	1/26/07 - 5/29/09	3,616,002	2,999,453
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2013	3/29/06	1,238,897	608,368
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	3,700,709	1,700,476
Brascan Real Estate, CDO, FRN, 1.903%, 2040	9/14/04	418,000	292,600
CEMEX S.A.B. de C.V., 9%, 2018	1/04/11	163,957	169,125
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 3/04/10	8,258,983	8,637,670
Capital Trust Realty Ltd., CDO, 5.26%, 2035	9/14/10	6,459,344	6,932,716
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	1,463,052	1,473,469
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032	8/25/03	59,896	48,116
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.762%, 2016	7/21/10	3,605,791	3,663,058
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,938,096	6,003,920
Crest Ltd., “A1” CDO, FRN, 0.783%, 2018	1/21/10 - 3/04/10	5,718,033	6,421,986
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,868,077	2,194,899
Crest Ltd., “B”, CDO, FRN, 1.654%, 2035	1/12/10 - 3/01/10	5,314,839	6,058,150
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,814,719	3,867,540
Falcon Franchise Loan LLC, FRN, 3.165%, 2023	1/18/02	10,997	11,490
Falcon Franchise Loan LLC, FRN, 3.247%, 2025	1/29/03	582,020	494,278
Gramercy Real Estate Ltd., CDO, FRN, 0.623%, 2035	6/21/05 - 1/18/07	1,088,167	870,516
Inversiones CMPC S.A., 4.75%, 2018	1/13/11	7,080,284	7,008,322

10

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	$4,725,861	$4,961,200
Macquarie Group Ltd., 6.25%, 2021	1/06/11	5,916,898	5,997,288
Morgan Stanley Capital I, Inc., FRN, 1.145%, 2031	6/10/03	40,666	27,190
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,931,611	5,119,411
Nordea Bank AB, 4.875%, 2021	1/11/11	6,379,542	6,457,588
Novatek Finance Ltd., 5.326%, 2016	1/27/11	283,000	283,627
Novatek Finance Ltd., 6.604%, 2021	1/27/11	290,000	290,504
Preferred Term Securities XIX Ltd., CDO, FRN, 0.652%, 2035	9/08/05 - 12/30/08	7,583,864	4,341,656
Prudential Securities Secured Financing Corp., FRN, 6.916%, 2013	12/06/04 - 5/29/09	1,967,397	2,013,861
Salomon Brothers Mortgage Securities, Inc., FRN, 7.078%, 2032	1/07/05	3,686,026	3,434,704
System Energy Resources, Inc., 5.129%, 2014	4/16/04	290,638	299,703

Total Restricted Securities			$124,687,175
% of Net Assets			5.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$546,809,438	$—	$546,809,438
Non-U.S. Sovereign Debt	—	66,319,664	—	66,319,664
Municipal Bonds	—	31,527,229	—	31,527,229
Corporate Bonds	—	775,263,313	—	775,263,313
Residential Mortgage-Backed Securities	—	571,181,433	—	571,181,433
Commercial Mortgage-Backed Securities	—	152,979,486	—	152,979,486
Asset-Backed Securities (including CDOs)	—	93,178,150	—	93,178,150
Foreign Bonds	—	220,358,302	—	220,358,302
Floating Rate Loans	—	3,444,658	—	3,444,658
Mutual Funds	32,376,070	—	—	32,376,070

Total Investments	$32,376,070	$2,461,061,673	$—	$2,493,437,743

For further information regarding security characteristics, see the Portfolio of Investments

12

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,464,136,002

Gross unrealized appreciation	$99,629,190
Gross unrealized depreciation	(70,327,449)

Net unrealized appreciation (depreciation)	$29,301,741

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affilated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,816,274	1,016,315,646	(1,036,755,850)	32,376,070

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$100,542	$32,376,070

13

MFS® Research Bond Fund J

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace – 0.5%
Bombardier, Inc., 7.75%, 2020 (n)	$210,000	$229,950

Asset-Backed & Securitized – 16.7%
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019 (z)	$237,801	$216,399
ARCap REIT, Inc., CDO, “H”, FRN, 6.056%, 2045 (q)(z)	138,945	7,989
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	3,599,631	161,830
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	2,325,634	115,623
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	1,766,030	95,850
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2036 (i)(z)	1,630,212	79,394
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	30,496	30,604
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	229,514	230,597
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	134,623	135,969
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	160,100	156,898
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	34,753	35,335
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	336,667	350,635
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	104,468	102,278
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	896,080
Crest Ltd., “A1” CDO, FRN, 0.783%, 2018 (z)	209,359	180,049
CWCapital LLC, 5.223%, 2048	350,000	365,505
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	245,766	247,179
E*TRADE RV & Marine Trust, 3.62%, 2018	5,780	5,784
Falcon Franchise Loan LLC, FRN, 3.165%, 2023 (i)(z)	67,640	2,909
Falcon Franchise Loan LLC, FRN, 3.247%, 2025 (i)(z)	1,468,247	112,908
First Union National Bank Commercial Mortgage Trust, FRN, 0.703%, 2043 (i)(n)	1,185,526	1,517
First Union-Lehman Brothers Bank of America, FRN, 0.456%, 2035 (i)	1,617,663	27,583
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	301,840	302,071
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	145,000	147,219
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2042 (n)	540,000	276,068
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	117,670	124,074
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	787,476	665,417
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.369%, 2035 (i)	503,047	26,459
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	174,000	171,825
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	350,000	214,251
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	320,000	337,163
Morgan Stanley Capital I, Inc., FRN, 1.145%, 2031 (i)(z)	246,106	5,714
Nationslink Funding Corp., FRN, 1.43%, 2030 (i)	226,327	5,603
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	12,735	12,719
Preferred Term Securities XIX Ltd., CDO, FRN, 0.652%, 2035 (z)	1,344,166	766,175
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	145,681	148,167
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	845,000	309,424
Structured Asset Securities Corp., FRN, 0.5%, 2035	7,340	7,198
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	402,255	433,469

		$7,511,931

Broadcasting – 1.0%
CBS Corp., 5.75%, 2020	$70,000	$74,305
Inmarsat Finance PLC, 7.375%, 2017 (n)	235,000	249,688
NBC Universal, Inc., 5.95%, 2041 (n)	112,000	109,083
News America, Inc., 8.5%, 2025	30,000	36,408

		$469,484

Brokerage & Asset Managers – 1.0%
INVESCO PLC, 5.625%, 2012	$179,000	$186,526
TD AMERITRADE Holding Corp., 5.6%, 2019	233,000	244,985

		$431,511

1

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.9%
CSC Holdings LLC, 8.5%, 2014	$200,000	$223,500
Myriad International Holdings B.V., 6.375%, 2017 (n)	121,000	126,143
TCI Communications, Inc., 9.8%, 2012	181,000	195,776
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	301,603

		$847,022

Chemicals – 1.0%
Ashland, Inc., 9.125%, 2017	$240,000	$279,300
Dow Chemical Co., 8.55%, 2019	150,000	187,240

		$466,540

Consumer Products – 0.3%
Hasbro, Inc., 6.35%, 2040	$120,000	$118,267

Defense Electronics – 1.1%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$372,000	$390,096
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	105,000	116,007

		$506,103

Electronics – 0.5%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$206,200

Emerging Market Quasi-Sovereign – 1.3%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$200,000	$204,500
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	161,000	160,158
Qtel International Finance Ltd., 7.875%, 2019	200,000	237,947

		$602,605

Energy - Independent – 1.8%
Anadarko Petroleum Corp., 6.375%, 2017	$125,000	$138,072
Apache Corp., 7.375%, 2047	10,000	11,857
Newfield Exploration Co., 6.625%, 2016	120,000	124,200
Newfield Exploration Co., 7.125%, 2018	80,000	85,800
Pioneer Natural Resources Co., 6.65%, 2017	205,000	219,227
Southwestern Energy Co., 7.5%, 2018	183,000	208,391

		$787,547

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 2018 (n)	$50,000	$53,875

Food & Beverages – 0.9%
Del Monte Foods Co., 7.5%, 2019	$20,000	$24,600
Miller Brewing Co., 5.5%, 2013 (n)	341,000	369,925

		$394,525

Forest & Paper Products – 0.0%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$17,000	$16,783

Insurance – 2.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$281,010
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	322,639
Metropolitan Life Global Funding, 5.125%, 2014 (n)	110,000	120,078
UnumProvident Corp., 6.85%, 2015 (n)	308,000	341,534

		$1,065,261

Insurance - Health – 0.7%
Humana, Inc., 7.2%, 2018	$270,000	$307,172

Insurance - Property & Casualty – 1.0%
Allied World Assurance, 5.5%, 2020	$60,000	$59,080
CNA Financial Corp., 5.875%, 2020	170,000	170,577

2

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
PartnerRe Ltd., 5.5%, 2020	$94,000	$94,128
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	126,000	124,110

		$447,895

International Market Quasi-Sovereign – 1.3%
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	$160,000	$161,949
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	400,000	409,219

		$571,168

Machinery & Tools – 0.4%
Case New Holland, Inc., 7.875%, 2017 (n)	$150,000	$166,688

Major Banks – 6.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$86,700
Bank of America Corp., 5.65%, 2018	230,000	239,562
Bank of America Corp., 8% to 2018, FRN to 2049	136,000	140,987
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	200,000	189,500
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	162,000	163,215
Goldman Sachs Group, Inc., 5.625%, 2017	205,000	216,520
Goldman Sachs Group, Inc., 7.5%, 2019	140,000	163,206
JPMorgan Chase & Co., 6%, 2017	250,000	276,507
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	295,798
Morgan Stanley, 6.625%, 2018	188,000	204,267
Morgan Stanley, 5.5%, 2020	110,000	109,973
PNC Funding Corp., 5.625%, 2017	290,000	314,220
Wachovia Corp., 6.605%, 2025	187,000	197,473
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	170,000	181,900

		$2,779,828

Metals & Mining – 2.8%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$158,000	$166,493
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	337,000	375,755
International Steel Group, Inc., 6.5%, 2014	197,000	217,895
Peabody Energy Corp., 5.875%, 2016	240,000	242,400
Southern Copper Corp., 6.75%, 2040	194,000	197,696
Teck Resources Ltd., 10.25%, 2016	30,000	36,750
Teck Resources Ltd., 10.75%, 2019	26,000	33,800

		$1,270,789

Mortgage-Backed – 23.5%
Fannie Mae, 4.562%, 2014	$152,041	$162,437
Fannie Mae, 4.609%, 2014	245,052	261,888
Fannie Mae, 4.69%, 2015	122,771	132,096
Fannie Mae, 4.922%, 2015	419,860	455,922
Fannie Mae, 5.1%, 2015	100,000	106,305
Fannie Mae, 5.466%, 2015	294,915	321,340
Fannie Mae, 5%, 2016 - 2040	1,031,349	1,084,658
Fannie Mae, 5.157%, 2016	148,982	163,414
Fannie Mae, 5.5%, 2018 - 2038	1,621,025	1,737,508
Fannie Mae, 4%, 2024	152,061	156,709
Fannie Mae, 4.5%, 2025	94,476	99,090
Fannie Mae, 6%, 2029 - 2038	581,471	634,926
Fannie Mae, 6.5%, 2033	37,676	42,531
Fannie Mae, 4.5%, 2040	108,715	111,433
Freddie Mac, 5%, 2017 - 2040	786,628	825,772
Freddie Mac, 4.251%, 2020	160,000	161,575
Freddie Mac, 4%, 2025 - 2040	828,934	839,128

3

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 2025 - 2028	225,115	$234,210
Freddie Mac, 6%, 2034 - 2037	415,823	456,119
Freddie Mac, 5.5%, 2035 - 2038	572,794	614,069
Ginnie Mae, 4%, 2032 - 2040	418,358	420,878
Ginnie Mae, 6%, 2036 - 2038	233,580	258,804
Ginnie Mae, 5.5%, 2038	337,924	364,040
Ginnie Mae, 4.5%, 2039 - 2040	930,048	968,410

		$10,613,262

Municipals – 2.8%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$415,000	$423,532
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	755,000	841,395

		$1,264,927

Natural Gas - Pipeline – 1.7%
El Paso Pipeline Partners LP, 6.5%, 2020	$100,000	$108,008
Enterprise Products Operating LP, 5.65%, 2013	181,000	196,911
Spectra Energy Capital LLC, 8%, 2019	393,000	476,770

		$781,689

Network & Telecom – 0.6%
CenturyLink, Inc., 7.6%, 2039	$180,000	$186,979
Frontier Communications Corp., 8.5%, 2020	90,000	101,475

		$288,454

Oil Services – 0.5%
Nabor Industries, Inc., 5%, 2020 (n)	$240,000	$234,263

Oils – 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$200,000	$199,200

Other Banks & Diversified Financials – 3.0%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$200,000	$186,328
Capital One Financial Corp., 6.15%, 2016	310,000	336,551
Citigroup, Inc., 6.125%, 2018	210,000	228,280
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	236,000	260,641
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	336,000

		$1,347,800

Pollution Control – 1.2%
Allied Waste North America, Inc., 6.875%, 2017	$500,000	$545,625

Printing & Publishing – 0.3%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$151,021

Real Estate – 2.3%
HRPT Properties Trust, REIT, 6.25%, 2016	$216,000	$230,683
Kimco Realty Corp., REIT, 6%, 2012	150,000	160,510
Kimco Realty Corp., REIT, 5.783%, 2016	248,000	270,332
Liberty Property LP, REIT, 5.5%, 2016	88,000	95,935
WEA Finance LLC, REIT, 6.75%, 2019 (n)	260,000	292,577

		$1,050,037

Specialty Stores – 0.7%
Best Buy Co., Inc., 6.75%, 2013	$270,000	$298,945

Telecommunications - Wireless – 0.8%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$278,000	$295,514
Crown Castle Towers LLC, 4.883%, 2020 (n)	70,000	68,438

		$363,952

4

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 2.0%
Altria Group, Inc., 9.95%, 2038	$125,000	$167,537
Lorillard Tobacco Co., 8.125%, 2019	308,000	333,117
Reynolds American, Inc., 6.75%, 2017	350,000	394,162

		$894,816

Transportation - Services – 0.6%
Erac USA Finance Co., 7%, 2037 (n)	$260,000	$278,617

U.S. Government Agencies and Equivalents – 3.4%
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$81,000	$78,935
Goldman Sachs Group, Inc., FRN, 0.502%, 2012 (m)	234,000	234,519
National Credit Union Administration Guaranteed Note, 2.9%, 2020	130,000	128,544
Small Business Administration, 6.35%, 2021	5,348	5,816
Small Business Administration, 6.34%, 2021	7,481	8,139
Small Business Administration, 6.44%, 2021	7,716	8,413
Small Business Administration, 5.34%, 2021	44,861	48,024
Small Business Administration, 6.07%, 2022	32,226	34,947
Small Business Administration, 4.35%, 2023	246,463	258,269
Small Business Administration, 4.76%, 2025	417,740	443,165
Wells Fargo & Co., FRN, 0.522%, 2012 (m)	280,000	280,990

		$1,529,761

U.S. Treasury Obligations – 10.4%
U.S. Treasury Bonds, 5.375%, 2031	$29,000	$33,051
U.S. Treasury Bonds, 4.5%, 2036	74,000	74,127
U.S. Treasury Bonds, 5%, 2037	100,000	107,844
U.S. Treasury Bonds, 4.5%, 2039	1,460,100	1,446,869
U.S. Treasury Notes, 4.75%, 2014	74,000	82,834
U.S. Treasury Notes, 3.75%, 2018	13,000	13,807
U.S. Treasury Notes, 2.75%, 2019	2,363,100	2,329,870
U.S. Treasury Notes, 8.125%, 2019	5,000	6,948
U.S. Treasury Notes, TIPS, 2%, 2014	267,620	290,096
U.S. Treasury Notes, TIPS, 1.625%, 2015	265,846	287,322

		$4,672,768

Utilities - Electric Power – 0.9%
CenterPoint Energy, Inc., 5.95%, 2017	$250,000	$272,904
TECO Energy, Inc., 5.15%, 2020	140,000	145,357

		$418,261

Total Bonds		$44,184,542

Floating Rate Loans (g)(r) – 0.3%
Automotive – 0.3%
Ford Motor Co., Term Loan B-1, 3.02%, 2013	$129,480	$129,714

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	640,858	$640,858

Total Investments		$44,955,114

Other Assets, Less Liabilities – 0.3%		149,896

Net Assets – 100.0%		$45,105,010

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

5

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,301,017 representing 16.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019	1/15/10	$170,846	$216,399
ARCap REIT, Inc., CDO, “H”, FRN, 6.056%, 2045	3/11/05 - 3/28/05	126,479	7,989
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	283,428	161,830
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	209,559	115,623
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06	133,145	95,850
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2036	3/29/06	161,679	79,394
Capital Trust Realty Ltd., CDO, 5.16%, 2035	3/04/10	129,991	135,969
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	146,185	156,898
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	35,086	35,335
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,035,505	896,080
Crest Ltd., “A1” CDO, FRN, 0.783%, 2018	1/21/10	159,182	180,049
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	159,737	161,949
Falcon Franchise Loan LLC, FRN, 3.165%, 2023	12/19/03	3,550	2,909
Falcon Franchise Loan LLC, FRN, 3.247%, 2025	12/19/03	157,047	112,908
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	163,674	171,825
Morgan Stanley Capital I, Inc., FRN, 1.145%, 2031	12/19/03	8,222	5,714
Preferred Term Securities XIX Ltd., CDO, FRN, 0.652%, 2035	9/08/05	1,344,166	766,175

Total Restricted Securities			$3,302,896
% of Net Assets			7.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Research Bond Fund J

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,202,529	$—	$6,202,529
Non-U.S. Sovereign Debt	—	1,173,773	—	1,173,773
Municipal Bonds	—	1,264,927	—	1,264,927
Corporate Bonds	—	14,080,961	—	14,080,961
Residential Mortgage-Backed Securities	—	11,454,249	—	11,454,249
Commercial Mortgage-Backed Securities	—	3,019,069	—	3,019,069
Asset-Backed Securities (including CDOs)	—	3,651,875	—	3,651,875
Foreign Bonds	—	3,337,159	—	3,337,159
Floating Rate Loans	—	129,714	—	129,714
Mutual Funds	640,858	—	—	640,858

Total Investments	$640,858	$44,314,256	$—	$44,955,114

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS Research Bond Fund J

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$45,975,451

Gross unrealized appreciation	$1,846,716
Gross unrealized depreciation	(2,867,053)

Net unrealized appreciation (depreciation)	$(1,020,337)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,422,611	29,686,525	(30,468,278)	640,858

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,934	$640,858

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.